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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	November 30 & May 31

Date of reporting period:	February 29, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value

Consumer Discretionary - 19.7%
Auto Components - 2.4%
Autoliv, Inc.	54,899	$5,831,921

Hotels, Restaurants & Leisure - 4.3%
Dunkin' Brands Group, Inc.	58,720	2,735,178
Norwegian Cruise Line Holdings Ltd. *	79,748	3,918,019
Wyndham Worldwide Corp.	52,964	3,857,898
		10,511,095
Media - 1.1%
IMAX Corp. *	89,705	2,647,194

Multi-line Retail - 2.7%
Burlington Stores, Inc. *	80,567	4,516,586
Dillard's, Inc. - Class A	24,318	2,035,173
		6,551,759
Specialty Retail - 5.9%
Foot Locker, Inc.	102,894	6,430,875
Signet Jewelers Ltd.	32,509	3,523,975
Williams-Sonoma, Inc.	83,561	4,354,364
		14,309,214
Textiles, Apparel & Luxury Goods - 3.3%
Carter's, Inc.	31,101	3,160,795
Skechers U.S.A., Inc. - Class A *	142,480	4,690,441
		7,851,236
Consumer Staples - 1.0%
Food Products - 1.0%
Hain Celestial Group, Inc. (The) *	64,913	2,399,834

Energy - 2.6%
Energy Equipment & Services - 0.8%
Core Laboratories N.V.	17,789	1,866,778

Oil, Gas & Consumable Fuels - 1.8%
Carrizo Oil & Gas, Inc. *	77,878	1,674,377
Diamondback Energy, Inc. *	39,291	2,799,484
		4,473,861
Financials - 5.6%
Banks - 2.1%
First Republic Bank/CA	82,915	5,102,589

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value

Financials - 5.6% (Continued)
Capital Markets - 0.8%
Interactive Brokers Group, Inc. - Class A	51,792	$1,769,733

Diversified Financial Services - 0.9%
MarketAxess Holdings, Inc.	18,799	2,226,930

Real Estate Management & Development - 1.8%
CBRE Group, Inc. - Class A *	174,120	4,424,389

Health Care - 21.9%
Biotechnology - 7.0%
Agios Pharamceuticals, Inc. *	15,654	600,331
AMAG Pharmaceuticals, Inc. *	24,067	632,481
Anacor Pharmaceuticals, Inc. *	14,442	921,111
Enanta Pharmaceuticals, Inc. *	85,459	2,426,181
Ionis Pharmaceuticals, Inc. *	85,630	2,959,373
Medivation, Inc. *	101,433	3,628,258
Momenta Pharmaceuticals, Inc. *	132,330	1,112,234
Ophthotech Corp. *	39,409	1,774,981
Radius Health, Inc. *	29,270	857,611
United Therapeutics Corp. *	16,387	1,998,231
		16,910,792
Health Care Equipment & Supplies - 4.6%
Align Technology, Inc. *	66,281	4,376,534
DexCom, Inc. *	49,729	3,235,369
IDEXX Laboratories, Inc. *	41,881	3,064,014
Tandem Diabetes Care, Inc. *	52,165	466,355
		11,142,272
Health Care Providers & Services - 3.1%
Centene Corp. *	73,004	4,158,308
Universal Health Services, Inc. - Class B	30,559	3,372,797
		7,531,105
Health Care Technology - 1.5%
Medidata Solutions, Inc. *	69,329	2,391,850
Veeva Systems, Inc. - Class A *	57,412	1,394,537
		3,786,387
Life Sciences Tools & Services - 1.7%
ICON plc *	56,726	4,036,622

Pharmaceuticals - 4.0%
Akorn, Inc. *	123,661	3,288,146
Horizon Pharma plc *	103,182	1,770,603
Jazz Pharmaceuticals plc *	24,758	3,010,078
Supernus Pharmaceuticals, Inc. *	135,703	1,701,716
		9,770,543
Industrials - 12.2%
Aerospace & Defense - 0.8%
B/E Aerospace, Inc.	42,444	1,851,407

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value

Industrials - 12.2% (Continued)
Machinery - 5.9%
Middleby Corp. (The) *	39,152	$3,625,475
Nordson Corp.	46,896	3,361,036
Proto Labs, Inc. *	34,048	2,215,503
Wabtec Corp.	71,943	5,079,176
		14,281,190
Professional Services - 1.4%
Robert Half International, Inc.	88,697	3,493,775

Road & Rail - 2.1%
Old Dominion Freight Line, Inc. *	78,331	5,057,049

Trading Companies & Distributors - 2.0%
HD Supply Holdings, Inc. *	176,975	4,918,135

Information Technology - 33.9%
Communications Equipment - 4.6%
Ciena Corp. *	165,622	3,395,251
F5 Networks, Inc. *	42,482	4,085,494
Infinera Corp. *	226,022	3,546,285
		11,027,030
Electronic Equipment, Instruments & Components - 1.1%
Dolby Laboratories, Inc. - Class A	69,540	2,746,830

Internet Software & Services - 4.7%
IAC/InterActiveCorp	92,058	4,089,216
MercadoLibre, Inc.	45,029	4,582,151
YY, Inc. - ADR *	53,670	2,793,524
		11,464,891
IT Services - 12.5%
Broadridge Financial Solutions, Inc.	48,789	2,738,527
Gartner, Inc. *	35,690	2,940,856
Global Payments, Inc.	113,998	6,948,178
Heartland Payment Systems, Inc.	72,974	6,824,528
Sabre Corp.	136,170	3,697,015
Total System Services, Inc.	160,981	7,015,552
		30,164,656
Semiconductors & Semiconductor Equipment - 2.1%
Entegris, Inc. *	209,378	2,587,912
Power Integrations, Inc.	51,573	2,363,591
		4,951,503

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.9% (Continued)	Shares	Value

Information Technology - 33.9% (Continued)
Software - 8.9%
ACI Worldwide, Inc. *	135,466	$2,527,796
BroadSoft, Inc. *	63,699	2,349,856
FireEye, Inc. *	74,020	1,253,899
Fortinet, Inc. *	127,470	3,620,148
Guidewire Software, Inc. *	30,770	1,514,807
Manhattan Associates, Inc. *	45,162	2,495,652
Splunk, Inc.*	76,968	3,355,805
Tableau Software, Inc. - Class A *	61,942	2,827,652
Verint Systems, Inc. *	48,692	1,730,027
		21,675,642
Materials - 2.0%
Containers & Packaging - 1.5%
Silgan Holdings, Inc.	69,300	3,550,239

Paper & Forest Products - 0.5%
KapStone Paper and Packaging Corp.	130,388	1,335,173

Total Common Stocks (Cost $268,461,636)		$239,661,774

MONEY MARKET FUNDS - 1.5%	Shares	Value

Fidelity Institutional Money Market Portfolio - Class I, 0.35% (a)
(Cost $3,659,364)	3,659,364	$3,659,364

Total Investments at Value — 100.4% (Cost $272,121,000)		$243,321,138

Liabilities in Excess of Other Assets — (0.4%)		(910,479)

Net Assets — 100.0%		$242,410,659

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of February 29, 2016.

See accompanying notes to Schedule of Investments.

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

1.	Securities Valuation

APEXcm Small/Mid-Cap Growth Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business.  The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price.  NASDAQ-listed securities are valued at the NASDAQ Official Closing Price.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.  As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2016:

	Level 1	Level 2	Level 3	Total

Common Stocks	$239,661,774	$-	$-	$239,661,774
Money Market Funds	3,659,364	-	-	3,659,364
Total	$243,321,138	$-	$-	$243,321,138

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type.  As of February 29, 2016, the Fund did not have any transfers between Levels.  In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 29, 2016.  It is the Fund’s policy to recognize between Levels at the end of the reporting period.

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 29, 2016:

Tax cost of portfolio investments	$272,130,412

Gross unrealized appreciation	$16,951,455
Gross unrealized depreciation	(45,760,729)

Net unrealized depreciation	$(28,809,274)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share.  For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected.  As February 29, 2016, the Fund had 33.9% of the value of its net assets invested in stocks within the Information Technology sector.

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Consumer Discretionary - 19.1%
Auto Components - 1.4%
Gentex Corporation	17,243	$251,058
Motorcar Parts of America, Inc. (b)	2,415	83,317
Visteon Corporation	1,689	118,095
		452,470
Automobiles - 0.8%
Thor Industries, Inc.	4,848	268,482

Diversified Consumer Services - 1.2%
H&R Block, Inc. (a)	11,560	380,093

Hotels, Restaurants & Leisure - 0.4%
Interval Leisure Group, Inc.	10,558	136,726

Household Durables - 0.5%
GoPro, Inc. - Class A (b)	7,376	87,627
Tupperware Brands Corporation	1,509	75,390
		163,017
Internet & Catalog Retail - 0.5%
Lands' End, Inc. (b)	6,319	152,035

Leisure Products - 1.5%
Nautilus, Inc. (b)	15,231	257,251
Polaris Industries, Inc.	1,460	128,349
Smith & Wesson Holding Corporation (b)	2,304	58,429
Sturm, Ruger & Company, Inc.	602	42,327
		486,356
Media - 5.8%
AMC Networks, Inc. - Class A (b)	430	28,182
Crown Media Holdings, Inc. - Class A (b)	45,781	200,979
Interpublic Group of Companies, Inc. (The) (a)	17,978	384,549
MSG Networks, Inc. - Class A (b)	6,410	105,252
National CineMedia, Inc.	6,364	95,142
Omnicom Group, Inc. (a)	6,395	497,595
Scripps Networks Interactive, Inc. - Class A	3,538	209,591
TEGNA, Inc.	5,207	128,301
Time Warner, Inc.	432	28,598
Time, Inc.	4,987	70,317
Viacom, Inc. - Class B	3,955	145,742
		1,894,248
Specialty Retail - 5.6%
Bed Bath & Beyond, Inc. (b)	950	45,553

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.9% (Continued)	Shares	Value
Consumer Discretionary - 19.1% (Continued)
Specialty Retail - 5.6% (Continued)
Buckle, Inc. (The)	8,608	$273,734
Cato Corporation (The) - Class A	6,147	222,521
Foot Locker, Inc.	556	34,750
Francesca's Holdings Corporation (b)	12,889	233,033
GameStop Corporation - Class A (a)	12,761	393,294
Gap, Inc. (The)	2,572	71,116
GNC Holdings, Inc. - Class A	2,229	63,482
Hibbett Sports, Inc. (b)	3,028	107,494
Michaels Companies, Inc. (The) (b)	1,931	44,992
Outerwall, Inc.	5,548	173,042
Select Comfort Corporation (b)	3,153	56,439
Winmark Corporation	1,005	97,385
Zumiez, Inc. (b)	1,476	30,494
		1,847,329
Textiles, Apparel & Luxury Goods - 1.4%
Deckers Outdoor Corporation (b)	1,343	75,960
Fossil Group, Inc. (b)	1,041	48,833
Iconix Brand Group, Inc. (b)	674	5,864
Steven Madden Ltd. (b)	8,639	304,093
Tumi Holdings, Inc. (b)	1,875	37,031
		471,781
Consumer Staples - 24.0%
Beverages - 3.3%
Boston Beer Company, Inc. (The) - Class A (b)	954	179,457
Dr Pepper Snapple Group, Inc. (a)	4,803	439,618
National Beverage Corporation (a) (b)	9,931	377,577
PepsiCo, Inc.	995	97,331
		1,093,983
Food & Staples Retailing - 1.5%
CVS Health Corporation	315	30,608
Fresh Market, Inc. (The) (b)	13,910	320,904
Smart & Final Stores, Inc. (b)	4,007	65,114
Sprouts Farmers Market, Inc. (b)	2,842	80,940
		497,566
Food Products - 5.1%
B&G Foods, Inc.	5,777	199,826
Cal-Maine Foods, Inc.	4,141	221,047
Hormel Foods Corporation	2,374	100,919
John B. Sanfilippo & Son, Inc.	1,170	81,432
Lancaster Colony Corporation	2,925	297,677
Mead Johnson Nutrition Company	1,271	93,749
Mondelēz International, Inc. - Class A	3,872	156,932

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.9% (Continued)	Shares	Value
Consumer Staples - 24.0% (Continued)
Food Products - 5.1% (Continued)
Pilgrim's Pride Corporation (b)	10,876	$265,918
Pinnacle Foods, Inc.	2,478	107,025
Sanderson Farms, Inc.	1,159	105,770
Seaboard Corporation (b)	10	29,250
		1,659,545
Household Products - 2.8%
Central Garden & Pet Company (b)	4,927	68,633
Clorox Company (The)	2,111	266,873
WD-40 Company (a)	5,220	563,760
		899,266
Personal Products - 4.8%
Avon Products, Inc.	5,073	19,328
Herbalife Ltd. (a) (b)	9,416	515,526
Inter Parfums, Inc.	3,996	101,139
Natural Health Trends Corporation	4,866	151,673
Nu Skin Enterprises, Inc. - Class A	7,890	240,566
Revlon, Inc. - Class A (b)	2,864	100,240
USANA Health Sciences, Inc. (a) (b)	3,765	424,391
		1,552,863
Tobacco - 6.5%
Altria Group, Inc.	8,259	508,507
Philip Morris International, Inc. (a)	5,399	491,471
Reynolds American, Inc.	9,962	502,384
Universal Corporation	3,832	208,767
Vector Group Ltd.	18,188	422,507
		2,133,636
Energy - 7.4%
Energy Equipment & Services - 1.9%
Dril-Quip, Inc. (b)	1,692	91,791
Forum Energy Technologies, Inc. (b)	4,170	49,039
Helmerich & Payne, Inc.	759	40,204
National Oilwell Varco, Inc.	4,805	140,642
Oceaneering International, Inc.	4,896	135,228
Oil States International, Inc. (b)	2,014	52,586
RPC, Inc.	7,095	96,279
		605,769
Oil, Gas & Consumable Fuels - 5.5%
Alliance Resource Partners, L.P.	5,252	55,146
Alon USA Energy, Inc.	3,549	34,993
Alon USA Partners, L.P.	14,129	151,745
BP Prudhoe Bay Royalty Trust	3,779	98,821
CVR Energy, Inc.	1,904	45,030

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.9% (Continued)	Shares	Value
Energy - 7.4% (Continued)
Oil, Gas & Consumable Fuels - 5.5% (Continued)
CVR Refining, L.P.	9,023	$95,193
Green Plains, Inc.	2,889	39,290
Marathon Petroleum Corporation (a)	8,639	295,886
PBF Logistics, L.P.	4,566	79,905
REX American Resources Corporation (b)	736	37,168
Tesoro Corporation	1,940	156,519
Valero Energy Corporation	4,566	274,325
Western Refining, Inc. (a)	12,999	346,683
World Fuel Services Corporation	2,080	97,365
		1,808,069
Health Care - 20.2%
Health Care Equipment & Supplies - 5.0%
Align Technology, Inc. (b)	562	37,109
Anika Therapeutics, Inc. (b)	8,773	395,925
Atrion Corporation	124	46,593
C.R. Bard, Inc.	750	144,285
Edwards Lifesciences Corporation (b)	974	84,738
Globus Medical, Inc. - Class A (a) (b)	16,278	395,555
LivaNova plc (b)	1,859	104,922
Meridian Bioscience, Inc.	15,839	319,156
Varian Medical Systems, Inc. (b)	1,249	97,697
		1,625,980
Health Care Providers & Services - 10.4%
AmSurg Corporation (b)	5,665	385,503
Cardinal Health, Inc.	3,885	317,404
Chemed Corporation (a)	3,063	393,595
CorVel Corporation (b)	2,751	114,139
DaVita HealthCare Partners, Inc. (b)	806	53,172
Ensign Group, Inc. (The)	2,207	45,265
Express Scripts Holding Company (b)	400	28,152
HCA Holdings, Inc. (b)	828	57,306
HealthSouth Corporation	8,404	296,073
LHC Group, Inc. (b)	2,793	99,515
McKesson Corporation	566	88,081
MEDNAX, Inc. (a) (b)	5,606	375,826
Patterson Companies, Inc.	718	31,190
Premier, Inc. - Class A (b)	9,250	300,810
Quest Diagnostics, Inc. (a)	5,888	391,729
Select Medical Holdings Corporation	2,062	20,187
Surgical Care Affiliates, Inc. (b)	2,313	93,746
U.S. Physical Therapy, Inc.	5,885	298,311
		3,390,004

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.9% (Continued)	Shares	Value
Health Care - 20.2% (Continued)
Health Care Technology - 1.0%
Computer Programs & Systems, Inc.	4,988	$282,620
Inovalon Holdings, Inc. - Class A (b)	1,984	34,105
		316,725
Pharmaceuticals - 3.8%
ANI Pharmaceuticals, Inc. (b)	2,184	72,203
Depomed, Inc. (b)	5,646	86,271
Johnson & Johnson (a)	4,138	435,359
Lannett Company, Inc. (b)	2,785	70,070
Prestige Brands Holdings, Inc. (b)	6,204	303,376
Sucampo Pharmaceuticals, Inc. - Class A (b)	10,919	143,585
Supernus Pharmaceuticals, Inc. (b)	11,453	143,621
		1,254,485
Industrials - 10.2%
Aerospace & Defense - 1.5%
BWX Technologies, Inc.	1,064	33,942
Honeywell International, Inc.	408	41,351
Northrop Grumman Corporation	1,027	197,410
Raytheon Company	1,328	164,473
United Technologies Corporation	417	40,290
		477,466
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	576	40,222
Expeditors International of Washington, Inc.	4,337	198,548
		238,770
Commercial Services & Supplies - 1.5%
Deluxe Corporation	7,151	410,539
Pitney Bowes, Inc.	4,210	76,285
UniFirst Corporation	183	19,290
		506,114
Construction & Engineering - 0.2%
Argan, Inc.	1,934	62,410

Electrical Equipment - 1.8%
Babcock & Wilcox Enterprises, Inc. (b)	614	11,991
Emerson Electric Company	2,020	98,636
Generac Holdings, Inc. (b)	680	23,623
Hubbell, Inc.	444	44,116
Rockwell Automation, Inc.	2,252	234,411
Thermon Group Holdings, Inc. (b)	10,108	171,331
		584,108
Machinery - 1.7%
Actuant Corporation - Class A	85	1,990

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.9% (Continued)	Shares	Value
Industrials - 10.2% (Continued)
Machinery - 1.7% (Continued)
Douglas Dynamics, Inc.	3,148	$61,575
Federal Signal Corporation	8,309	98,545
Graco, Inc.	453	35,479
Greenbrier Companies, Inc. (The)	3,437	87,472
Hillenbrand, Inc.	1,042	29,301
ITT Corporation	886	31,240
PACCAR, Inc.	561	28,891
Sun Hydraulics Corporation	650	19,357
Wabash National Corporation (b)	12,555	147,270
		541,120
Professional Services - 1.9%
Dun & Bradstreet Corporation (The)	665	63,700
Huron Consulting Group, Inc. (b)	370	20,543
Insperity, Inc.	428	20,326
Korn/Ferry International	553	15,716
Resources Connection, Inc.	3,436	47,657
Robert Half International, Inc.	3,547	139,716
RPX Corporation (b)	32,751	324,563
		632,221
Road & Rail - 0.7%
Landstar System, Inc.	3,301	195,419
Universal Truckload Services, Inc.	1,211	18,965
		214,384
Trading Companies & Distributors - 0.2%
Grainger (W.W.), Inc.	202	43,814
MSC Industrial Direct Company, Inc. - Class A	320	22,265
		66,079
Information Technology - 10.5%
Communications Equipment - 2.9%
Brocade Communications Systems, Inc.	29,911	297,016
Cisco Systems, Inc.	2,356	61,680
InterDigital, Inc.	5,907	293,755
QUALCOMM, Inc.	3,602	182,946
Ubiquiti Networks, Inc. (b)	3,275	106,994
		942,391
Electronic Equipment, Instruments & Components - 1.4%
Dolby Laboratories, Inc. - Class A	1,044	41,238
Fitbit, Inc. - Class A (b)	1,834	22,430
IPG Photonics Corporation (b)	824	67,947
Methode Electronics, Inc.	7,750	221,417
Park Electrochemical Corporation	1,594	22,683

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.9% (Continued)	Shares	Value
Information Technology - 10.5% (Continued)
Electronic Equipment, Instruments & Components - 1.4% (Continued)
PC Connection, Inc.	2,794	$69,207
		444,922
Internet Software & Services - 0.4%
eBay, Inc. (b)	5,010	119,238

IT Services - 2.8%
NeuStar, Inc. - Class A (b)	11,485	285,632
Science Applications International Corporation	3,528	157,525
Syntel, Inc. (b)	6,544	299,192
Western Union Company (The)	10,441	190,653
		933,002
Software - 2.2%
Aspen Technology, Inc. (b)	1,744	57,500
CA, Inc.	9,405	275,472
ePlus, Inc. (b)	753	56,543
MicroStrategy, Inc. - Class A (b)	394	63,391
TiVo, Inc. (b)	32,637	273,824
		726,730
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	2,650	256,229

Materials - 8.5%
Chemicals - 7.2%
CF Industries Holdings, Inc.	1,093	39,851
Chemtura Corporation (b)	14,478	365,280
Ciner Resources, L.P.	4,715	106,795
Flotek Industries, Inc. (b)	2,702	19,670
FutureFuel Corporation	10,012	128,354
Innospec, Inc.	6,972	302,585
LyondellBasell Industries N.V. - Class A	3,816	306,081
NewMarket Corporation	342	124,878
OCI Partners, L.P.	774	5,070
Terra Nitrogen Company, L.P.	2,770	280,906
Trinseo S.A. (b)	2,396	71,425
Valspar Corporation (The)	867	67,834
W.R. Grace & Company (b)	398	27,358
Westlake Chemical Corporation	6,750	291,060
Westlake Chemical Partners, L.P.	13,626	227,690
		2,364,837
Containers & Packaging - 0.6%
Avery Dennison Corporation	1,309	85,242

BARROW VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.9% (Continued)	Shares	Value
Materials - 8.5% (Continued)
Containers & Packaging - 0.6% (Continued)
Owens-Illinois, Inc. (b)	1,350	$20,196
Sonoco Products Company	1,815	79,316
		184,754
Metals & Mining - 0.7%
Compass Minerals International, Inc.	3,651	247,684

Total Investments at Value - 99.9% (Cost $31,567,915)		$32,632,887

Other Assets in Excess of Liabilities 0.1%		26,666

Net Assets - 100.0%		$32,659,553

(a)	All or a portion of the shares have been pledged as collateral for the bank line of credit (Note 4).
(b)	Non-income producing security.

See accompanying notes to Schedules of Investments.

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

COMMON STOCKS - 130.2%	Shares	Value
Consumer Discretionary - 25.2%
Auto Components - 1.8%
Gentex Corporation (a)	23,094	$336,249
Motorcar Parts of America, Inc. (a) (b)	3,175	109,537
Visteon Corporation (a)	2,134	149,209
		594,995
Automobiles - 1.1%
Thor Industries, Inc. (a)	6,428	355,983

Diversified Consumer Services - 1.5%
H&R Block, Inc. (a)	15,222	500,499

Hotels, Restaurants & Leisure - 0.6%
Interval Leisure Group, Inc. (a)	14,262	184,693

Household Durables - 0.7%
GoPro, Inc. - Class A (a) (b)	9,975	118,503
Tupperware Brands Corporation (a)	2,009	100,370
		218,873
Internet & Catalog Retail - 0.6%
Lands' End, Inc. (a) (b)	8,226	197,917

Leisure Products - 1.8%
Nautilus, Inc. (a) (b)	20,345	343,627
Polaris Industries, Inc. (a)	1,981	174,150
Smith & Wesson Holding Corporation (a) (b)	3,100	78,616
Sturm, Ruger & Company, Inc. (a)	78	5,484
		601,877
Media - 7.7%
AMC Networks, Inc. - Class A (b)	574	37,620
Crown Media Holdings, Inc. - Class A (a) (b)	61,326	269,221
Interpublic Group of Companies, Inc. (The) (a)	23,645	505,767
MSG Networks, Inc. - Class A (a) (b)	8,568	140,687
National CineMedia, Inc. (a)	8,288	123,906
Omnicom Group, Inc. (a)	8,484	660,140
Scripps Networks Interactive, Inc. - Class A (a)	4,727	280,027
TEGNA, Inc. (a)	7,068	174,155
Time Warner, Inc.	576	38,131
Time, Inc. (a)	5,492	77,437
Viacom, Inc. - Class B (a)	5,309	195,637
		2,502,728
Specialty Retail - 7.5%
Bed Bath & Beyond, Inc. (a) (b)	1,223	58,643

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 130.2% (Continued)	Shares	Value
Consumer Discretionary - 25.2% (Continued)
Specialty Retail - 7.5% (Continued)
Buckle, Inc. (The) (a)	11,527	$366,559
Cato Corporation (The) - Class A (a)	8,179	296,080
Foot Locker, Inc. (a)	720	45,000
Francesca's Holdings Corporation (a) (b)	17,021	307,740
GameStop Corporation - Class A (a)	16,939	522,060
Gap, Inc. (The) (a)	3,475	96,084
GNC Holdings, Inc. - Class A (a)	2,880	82,022
Hibbett Sports, Inc. (a) (b)	4,112	145,976
Michaels Companies, Inc. (The) (a) (b)	2,543	59,252
Outerwall, Inc. (a)	7,323	228,404
Select Comfort Corporation (a) (b)	4,310	77,149
Winmark Corporation (a)	1,305	126,454
Zumiez, Inc. (a) (b)	1,920	39,667
		2,451,090
Textiles, Apparel & Luxury Goods - 1.9%
Deckers Outdoor Corporation (a) (b)	1,761	99,602
Fossil Group, Inc. (a) (b)	1,384	64,923
Iconix Brand Group, Inc. (a) (b)	893	7,769
Steven Madden Ltd. (a) (b)	11,498	404,730
Tumi Holdings, Inc. (a) (b)	2,469	48,763
		625,787
Consumer Staples - 30.2%
Beverages - 4.2%
Boston Beer Company, Inc. (The) - Class A (a) (b)	1,035	194,694
Brown-Forman Corporation - Class B (a)	2	197
Dr Pepper Snapple Group, Inc. (a)	6,335	579,842
National Beverage Corporation (a) (b)	13,120	498,822
PepsiCo, Inc. (a)	824	80,604
		1,354,159
Food & Staples Retailing - 1.5%
CVS Health Corporation (a)	411	39,937
Fresh Market, Inc. (The) (a) (b)	17,756	409,631
Smart & Final Stores, Inc. (a) (b)	881	14,316
Sprouts Farmers Market, Inc. (a) (b)	1,132	32,239
		496,123
Food Products - 6.0%
B&G Foods, Inc. (a)	6,348	219,577
Cal-Maine Foods, Inc. (a)	5,439	290,334
Hormel Foods Corporation (a)	3,096	131,611
John B. Sanfilippo & Son, Inc. (a)	1,261	87,766
Kellogg Company (a)	69	5,107
Lancaster Colony Corporation (a)	3,897	396,598

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 130.2% (Continued)	Shares	Value
Consumer Staples - 30.2% (Continued)
Food Products - 6.0% (Continued)
Mead Johnson Nutrition Company (a)	1,728	$127,457
Mondelēz International, Inc. - Class A (a)	3,153	127,791
Pilgrim's Pride Corporation (a) (b)	13,399	327,606
Pinnacle Foods, Inc. (a)	2,386	103,051
Sanderson Farms, Inc. (a)	1,575	143,735
		1,960,633
Household Products - 3.6%
Central Garden & Pet Company (a) (b)	6,735	93,818
Clorox Company (The) (a)	2,747	347,276
WD-40 Company (a)	6,896	744,768
		1,185,862
Personal Products - 6.3%
Avon Products, Inc. (a)	6,596	25,131
Herbalife Ltd. (a) (b)	12,451	681,692
Inter Parfums, Inc. (a)	5,418	137,130
Natural Health Trends Corporation (a)	6,458	201,296
Nu Skin Enterprises, Inc. - Class A (a)	10,547	321,578
Revlon, Inc. - Class A (a) (b)	3,751	131,285
USANA Health Sciences, Inc. (a) (b)	5,007	564,389
		2,062,501
Tobacco - 8.6%
Altria Group, Inc. (a)	10,902	671,236
Philip Morris International, Inc. (a)	7,139	649,863
Reynolds American, Inc. (a)	13,185	664,920
Universal Corporation (a)	4,765	259,597
Vector Group Ltd. (a)	24,119	560,284
		2,805,900
Energy - 9.7%
Energy Equipment & Services - 2.3%
Dril-Quip, Inc. (a) (b)	2,296	124,558
Forum Energy Technologies, Inc. (a) (b)	4,883	57,424
Helmerich & Payne, Inc. (a)	996	52,758
National Oilwell Varco, Inc. (a)	6,184	181,006
Oceaneering International, Inc. (a)	6,446	178,039
Oil States International, Inc. (a) (b)	2,663	69,531
RPC, Inc. (a)	7,318	99,305
		762,621
Oil, Gas & Consumable Fuels - 7.4%
Alliance Resource Partners, L.P. (a)	6,892	72,366
Alon USA Energy, Inc. (a)	5,172	50,996
Alon USA Partners, L.P. (a)	18,809	202,009
BP Prudhoe Bay Royalty Trust (a)	5,131	134,176

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 130.2% (Continued)	Shares	Value
Energy - 9.7% (Continued)
Oil, Gas & Consumable Fuels - 7.4% (Continued)
CVR Energy, Inc. (a)	2,506	$59,267
CVR Refining, L.P. (a)	12,386	130,672
Green Plains, Inc. (a)	3,806	51,762
Marathon Oil Corporation (a)	209	1,716
Marathon Petroleum Corporation (a)	11,492	393,601
PBF Logistics, L.P. (a)	6,086	106,505
Phillips 66 (a)	57	4,525
REX American Resources Corporation (a) (b)	964	48,682
Tesoro Corporation (a)	2,605	210,171
Valero Energy Corporation (a)	6,092	366,007
Western Refining, Inc. (a)	17,239	459,764
World Fuel Services Corporation (a)	2,742	128,353
		2,420,572
Financials - 0.0%
Insurance - 0.0%
Gerova Financial Group Ltd. (a) (b) (c)	2	0

Health Care - 26.5%
Health Care Equipment & Supplies - 6.5%
Align Technology, Inc. (a) (b)	823	54,343
Anika Therapeutics, Inc. (a) (b)	11,695	527,795
Atrion Corporation (a)	160	60,120
C.R. Bard, Inc. (a)	1,008	193,919
Edwards Lifesciences Corporation (a) (b)	795	69,165
Globus Medical, Inc. - Class A (a) (b)	21,616	525,269
LivaNova plc (a) (b)	2,437	137,544
Meridian Bioscience, Inc. (a)	21,046	424,077
Varian Medical Systems, Inc. (a) (b)	1,660	129,845
		2,122,077
Health Care Providers & Services - 13.6%
AmerisourceBergen Corporation (a)	4	346
AmSurg Corporation (a) (b)	7,521	511,804
Cardinal Health, Inc. (a)	5,164	421,899
Chemed Corporation (a)	4,050	520,425
CorVel Corporation (a) (b)	3,606	149,613
DaVita HealthCare Partners, Inc. (a) (b)	938	61,880
Ensign Group, Inc. (The) (a)	2,906	59,602
Express Scripts Holding Company (b)	534	37,583
HCA Holdings, Inc. (a) (b)	1,069	73,986
HealthSouth Corporation (a)	11,197	394,470
Laboratory Corporation of America Holdings (a) (b)	23	2,526
LHC Group, Inc. (a) (b)	3,724	132,686

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 130.2% (Continued)	Shares	Value
Health Care - 26.5% (Continued)
Health Care Providers & Services - 13.6% (Continued)
McKesson Corporation (a)	664	$103,332
MEDNAX, Inc. (a) (b)	7,440	498,778
Patterson Companies, Inc. (a)	670	29,105
Premier, Inc. - Class A (a) (b)	12,357	401,850
Quest Diagnostics, Inc. (a)	7,829	520,863
Select Medical Holdings Corporation (a)	2,643	25,875
Surgical Care Affiliates, Inc. (a) (b)	3,142	127,345
U.S. Physical Therapy, Inc. (a)	7,751	392,898
		4,466,866
Health Care Technology - 1.3%
Computer Programs & Systems, Inc. (a)	6,571	372,313
Inovalon Holdings, Inc. - Class A (b)	2,675	45,983
		418,296
Pharmaceuticals - 5.1%
ANI Pharmaceuticals, Inc. (a) (b)	2,930	96,866
Depomed, Inc. (a) (b)	7,673	117,243
Johnson & Johnson (a)	5,494	578,024
Lannett Company, Inc. (a) (b)	3,775	94,979
Prestige Brands Holdings, Inc. (a) (b)	8,276	404,696
Sucampo Pharmaceuticals, Inc. - Class A (a) (b)	14,703	193,345
Supernus Pharmaceuticals, Inc. (a) (b)	14,959	187,586
		1,672,739
Industrials - 13.4%
Aerospace & Defense - 1.8%
BWX Technologies, Inc. (a)	41	1,308
Honeywell International, Inc. (a)	533	54,020
Northrop Grumman Corporation (a)	1,353	260,074
Raytheon Company (a)	1,739	215,375
United Technologies Corporation (a)	549	53,044
		583,821
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc. (a)	758	52,931
Expeditors International of Washington, Inc. (a)	5,822	266,531
		319,462
Commercial Services & Supplies - 2.0%
Deluxe Corporation (a)	9,512	546,084
Pitney Bowes, Inc. (a)	5,502	99,696
UniFirst Corporation (a)	243	25,615
		671,395
Construction & Engineering - 0.2%
Argan, Inc. (a)	2,559	82,579

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 130.2% (Continued)	Shares	Value
Industrials - 13.4% (Continued)
Electrical Equipment - 2.4%
Babcock & Wilcox Enterprises, Inc. (a) (b)	800	$15,624
Emerson Electric Company (a)	2,743	133,941
Generac Holdings, Inc. (a) (b)	892	30,988
Hubbell, Inc. (a)	584	58,026
Rockwell Automation, Inc. (a)	3,009	313,207
Thermon Group Holdings, Inc. (a) (b)	13,316	225,706
		777,492
Machinery - 2.2%
Douglas Dynamics, Inc. (a)	4,116	80,509
Federal Signal Corporation (a)	11,021	130,709
Graco, Inc. (a)	586	45,895
Greenbrier Companies, Inc. (The) (a)	4,668	118,800
Hillenbrand, Inc. (a)	1,397	39,284
ITT Corporation (a)	1,164	41,043
Joy Global, Inc. (a)	86	1,111
PACCAR, Inc. (a)	738	38,007
Sun Hydraulics Corporation (a)	856	25,492
Wabash National Corporation (a) (b)	16,970	199,058
		719,908
Professional Services - 2.6%
Dun & Bradstreet Corporation (The) (a)	879	84,199
Huron Consulting Group, Inc. (a) (b)	496	27,538
Insperity, Inc. (a)	586	27,829
Korn/Ferry International (a)	730	20,747
Resources Connection, Inc. (a)	4,513	62,595
Robert Half International, Inc. (a)	4,741	186,748
RPX Corporation (a) (b)	43,537	431,452
		841,108
Road & Rail - 0.9%
Landstar System, Inc. (a)	4,438	262,729
Universal Truckload Services, Inc. (a)	1,598	25,025
		287,754
Trading Companies & Distributors - 0.3%
Grainger (W.W.), Inc. (a)	261	56,611
MSC Industrial Direct Company, Inc. - Class A (a)	425	29,572
		86,183
Information Technology - 14.0%
Communications Equipment - 3.9%
Brocade Communications Systems, Inc. (a)	39,988	397,081
Cisco Systems, Inc. (a)	3,172	83,043
InterDigital, Inc. (a)	7,893	392,519
QUALCOMM, Inc. (a)	4,818	244,706

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 130.2% (Continued)	Shares	Value
Information Technology - 14.0% (Continued)
Communications Equipment - 3.9% (Continued)
Ubiquiti Networks, Inc. (a) (b)	4,405	$143,911
		1,261,260
Electronic Equipment, Instruments & Components - 1.8%
Dolby Laboratories, Inc. - Class A (a)	1,384	54,668
Fitbit, Inc. - Class A (b)	2,447	29,927
IPG Photonics Corporation (a) (b)	1,095	90,294
Methode Electronics, Inc. (a)	10,367	296,185
Park Electrochemical Corporation (a)	2,071	29,470
PC Connection, Inc. (a)	3,636	90,064
		590,608
Internet Software & Services - 0.5%
eBay, Inc. (a) (b)	6,662	158,556

IT Services - 3.8%
NeuStar, Inc. - Class A (a) (b)	15,359	381,978
Science Applications International Corporation (a)	4,646	207,444
Syntel, Inc. (a) (b)	8,734	399,318
Western Union Company (The) (a)	13,988	255,421
		1,244,161
Software - 3.0%
Aspen Technology, Inc. (b)	2,373	78,238
CA, Inc. (a)	12,559	367,853
ePlus, Inc. (a) (b)	1,020	76,592
MicroStrategy, Inc. - Class A (a) (b)	504	81,089
TiVo, Inc. (a) (b)	43,627	366,030
		969,802
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc. (a)	3,538	342,089

Materials - 11.2%
Chemicals - 9.5%
CF Industries Holdings, Inc. (a)	1,415	51,591
Chemtura Corporation (a) (b)	19,229	485,148
Ciner Resources, L.P. (a)	6,185	140,090
Ferro Corporation (a) (b)	179	1,777
Flotek Industries, Inc. (a) (b)	941	6,851
FutureFuel Corporation (a)	13,203	169,262
Innospec, Inc. (a)	9,271	402,361
Koppers Holdings, Inc. (a) (b)	196	3,438
LyondellBasell Industries N.V. - Class A (a)	5,085	407,868
NewMarket Corporation (a)	464	169,425
OCI Partners, L.P. (a)	650	4,258

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 130.2% (Continued)	Shares	Value
Materials - 11.2% (Continued)
Chemicals - 9.5% (Continued)
Terra Nitrogen Company, L.P. (a)	3,706	$375,825
Trinseo S.A. (a) (b)	2,737	81,590
Valspar Corporation (The) (a)	1,118	87,472
W.R. Grace & Company (b)	403	27,702
Westlake Chemical Corporation (a)	9,000	388,080
Westlake Chemical Partners, L.P. (a)	18,129	302,936
		3,105,674
Containers & Packaging - 0.7%
Avery Dennison Corporation (a)	1,722	112,137
Owens-Illinois, Inc. (a) (b)	1,818	27,197
Sonoco Products Company (a)	2,351	102,739
		242,073
Metals & Mining - 1.0%
Compass Minerals International, Inc. (a)	4,822	327,125
Reliance Steel & Aluminum Company (a)	7	426
		327,551

Total Common Stocks (Cost $42,806,812)		$42,574,267

MONEY MARKET FUNDS - 1.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.21% (d) (Cost $314,187)	314,187	$314,187

Total Investments at Value - 131.2% (Cost $43,120,999)		$42,888,454

Liabilities in Excess of Other Assets (e) - (31.2%)		(10,199,776)

Net Assets - 100.0%		$32,688,678

(a)	All or a portion of the shares have been pledged as collateral for open short positions and any outstanding borrowings for investment purposes (Note 4).
(b)	Non-income producing security.
(c)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees.  The total value of such securities is $0 at February 29, 2016, representing 0.0% of net assets (Note 1).

(d)	The rate shown is the 7-day effective yield as of February 29, 2016.
(e)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
February 29, 2016 (Unaudited)

COMMON STOCKS - 91.0%	Shares	Value
Consumer Discretionary - 19.0%
Auto Components - 0.3%
BorgWarner, Inc.	115	$3,758
Cooper-Standard Holdings, Inc.	214	15,676
Fox Factory Holding Corporation	1,768	26,396
Horizon Global Corporation	73	645
Modine Manufacturing Company	1,158	10,978
Superior Industries International, Inc.	2,613	51,607
Tower International, Inc.	138	2,961
		112,021
Automobiles - 0.0% (a)
General Motors Company	507	14,926

Distributors - 0.3%
Core-Mark Holding Company, Inc.	852	62,733
LKQ Corporation	734	20,258
		82,991
Diversified Consumer Services - 0.4%
Carriage Services, Inc.	214	4,411
LifeLock, Inc.	1,996	22,016
Matthews International Corporation - Class A	677	32,069
Regis Corporation	4,073	58,366
Service Corporation International	212	4,986
Sotheby's	557	12,672
		134,520
Hotels, Restaurants & Leisure - 6.6%
Aramark	1,439	45,213
Biglari Holdings, Inc.	153	56,414
BJ's Restaurants, Inc.	1,183	52,147
Bloomin' Brands, Inc.	3,414	59,028
Bob Evans Farms, Inc.	1,372	58,872
Brinker International, Inc.	201	10,010
Buffalo Wild Wings, Inc.	404	64,095
Carnival Corporation	971	46,569
Carrols Restaurant Group, Inc.	331	4,392
Cedar Fair, L.P.	1,209	71,258
Cheesecake Factory, Inc. (The)	1,324	66,068
Chipotle Mexican Grill, Inc.	46	23,421
Churchill Downs, Inc.	540	73,235
Chuy's Holdings, Inc.	1,087	34,827
ClubCorp Holdings, Inc.	2,776	36,837
Darden Restaurants, Inc.	665	42,480
Dave & Buster's Entertainment, Inc.	1,120	41,339
Del Frisco's Restaurant Group, Inc.	723	11,163

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Consumer Discretionary - 19.0% (Continued)
Hotels, Restaurants & Leisure - 6.6% (Continued)
Del Taco Restaurants, Inc.	1,472	$15,942
Diamond Resorts International, Inc.	531	11,570
Extended Stay America, Inc.	4,093	60,495
Fiesta Restaurant Group, Inc.	665	22,025
Four Corners Property Trust, Inc.	139	2,281
Habit Restaurants, Inc. (The) - Class A	746	15,502
Hilton Worldwide Holdings, Inc.	1,852	38,485
Hyatt Hotels Corporation - Class A	938	43,289
International Speedway Corporation - Class A	1,557	53,701
Jack in the Box, Inc.	524	36,025
Krispy Kreme Doughnuts, Inc.	1,220	17,861
La Quinta Holdings, Inc.	3,000	32,580
Las Vegas Sands Corporation	701	33,844
Marcus Corporation (The)	2,654	49,577
Marriott International, Inc. - Class A	114	7,769
Marriott Vacations Worldwide Corporation	842	50,983
McDonald's Corporation	174	20,391
MGM Resorts International	1,959	37,084
Norwegian Cruise Line Holdings Ltd.	893	43,873
Panera Bread Company - Class A	197	40,818
Papa John's International, Inc.	345	20,062
Penn National Gaming, Inc.	2,444	33,825
Red Robin Gourmet Burgers, Inc.	678	44,138
Royal Caribbean Cruises Ltd.	548	40,755
Ruth's Hospitality Group, Inc.	2,320	40,762
SeaWorld Entertainment, Inc.	2,736	49,494
Six Flags Entertainment Corporation	1,460	74,256
Sonic Corporation	975	28,636
Speedway Motorsports, Inc.	2,975	54,204
Starbucks Corporation	786	45,753
Texas Roadhouse, Inc.	1,904	79,416
Vail Resorts, Inc.	625	79,631
Wendy's Company (The)	6,808	63,791
Wynn Resorts Ltd.	195	16,084
Yum! Brands, Inc.	599	43,410
		2,145,680
Household Durables - 2.4%
CalAtlantic Group, Inc.	1,636	49,636
Cavco Industries, Inc.	148	12,009
Century Communities, Inc.	401	6,312
D.R. Horton, Inc.	1,525	40,748
Harman International Industries, Inc.	254	19,477
Helen of Troy Ltd.	246	23,459

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Consumer Discretionary - 19.0% (Continued)
Household Durables - 2.4% (Continued)
Installed Building Products, Inc.	2,224	$49,684
Leggett & Platt, Inc.	621	27,734
Lennar Corporation - Class A	928	38,920
LGI Homes, Inc.	187	4,439
Libbey, Inc.	1,031	17,146
M/I Homes, Inc.	1,528	26,847
MDC Holdings, Inc.	1,990	43,999
Meritage Homes Corporation	1,253	40,685
Mohawk Industries, Inc.	240	43,135
Newell Rubbermaid, Inc.	1,109	42,153
PulteGroup, Inc.	1,074	18,462
Taylor Morrison Home Corporation - Class A	2,875	39,991
Tempur Sealy International, Inc.	378	21,799
Toll Brothers, Inc.	1,398	38,375
TRI Pointe Group, Inc.	4,684	48,292
Universal Electronics, Inc.	848	45,063
WCI Communities, Inc.	2,116	36,501
Whirlpool Corporation	228	35,413
		770,279
Internet & Catalog Retail - 1.0%
1-800-FLOWERS.COM, Inc. - Class A	2,562	20,009
Amazon.com, Inc.	76	41,992
Etsy, Inc.	1,332	10,576
Expedia, Inc.	328	34,148
FTD Companies, Inc.	1,070	24,877
Groupon, Inc.	14,661	70,080
Liberty TripAdvisor Holdings, Inc. - Series A	795	16,210
Netflix, Inc.	455	42,502
Overstock.com, Inc.	1,032	15,067
Shutterfly, Inc.	641	28,486
TripAdvisor, Inc.	557	34,868
		338,815
Leisure Products - 0.4%
Callaway Golf Company	6,591	58,594
Hasbro, Inc.	104	7,890
Mattel, Inc.	1,534	49,886
Vista Outdoor, Inc.	428	21,100
		137,470
Media - 2.2%
AMC Entertainment Holdings, Inc. - Class A	2,536	60,940
Carmike Cinemas, Inc.	2,053	45,043

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Consumer Discretionary - 19.0% (Continued)
Media - 2.2% (Continued)
Cinemark Holdings, Inc.	440	$14,564
DISH Network Corporation - Class A	687	32,378
DreamWorks Animation SKG, Inc. - Class A	1,863	47,805
E.W. Scripps Company (The) - Class A	3,115	53,765
Global Eagle Entertainment, Inc.	5,122	46,047
Liberty Media Corporation - Series A	718	25,575
Lions Gate Entertainment Corporation	1,472	31,059
Live Nation Entertainment, Inc.	2,159	47,476
Loral Space & Communications, Inc.	644	20,647
Madison Square Garden Company (The) - Class A	26	4,030
Morningstar, Inc.	371	29,454
New Media Investment Group, Inc.	3,006	46,984
New York Times Company (The) - Class A	5,337	67,086
News Corporation - Class A	3,499	37,859
Pandora Media, Inc.	1,706	17,435
Scholastic Corporation	1,452	50,864
Sirius XM Holdings, Inc.	6,504	24,195
Tribune Media Company - Class A	735	26,386
		729,592
Multiline Retail - 0.7%
Burlington Stores, Inc.	1,339	75,064
Dollar Tree, Inc.	512	41,088
Fred's, Inc. - Class A	3,918	55,988
Kohl's Corporation	219	10,221
Nordstrom, Inc.	85	4,362
Target Corporation	548	42,991
Tuesday Morning Corporation	1,605	10,802
		240,516
Specialty Retail - 3.3%
Aaron's, Inc.	1,285	29,542
Abercrombie & Fitch Company - Class A	2,854	82,909
Advance Auto Parts, Inc.	112	16,625
American Eagle Outfitters, Inc.	1,615	24,645
America's Car-Mart, Inc.	87	2,187
Asbury Automotive Group, Inc.	245	14,308
Ascena Retail Group, Inc.	3,894	32,904
AutoNation, Inc.	579	29,801
Barnes & Noble Education, Inc.	591	6,312
Barnes & Noble, Inc.	2,720	26,384
Boot Barn Holdings, Inc.	467	4,745
Cabela's, Inc.	1,010	48,460
CarMax, Inc.	568	26,276
Chico's FAS, Inc.	4,328	55,225

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Consumer Discretionary - 19.0% (Continued)
Specialty Retail - 3.3% (Continued)
Children's Place, Inc. (The)	177	$12,061
CST Brands, Inc.	1,747	56,673
Five Below, Inc.	1,118	42,875
Haverty Furniture Companies, Inc.	1,772	34,448
Home Depot, Inc. (The)	58	7,199
Lithia Motors, Inc. - Class A	680	63,050
Lowe's Companies, Inc.	592	39,978
Lumber Liquidators Holdings, Inc.	239	2,708
MarineMax, Inc.	1,194	21,182
Monro Muffler Brake, Inc.	1,052	71,925
Murphy USA, Inc.	82	5,223
O'Reilly Automotive, Inc.	42	10,933
Penske Automotive Group, Inc.	847	31,949
Rent-A-Center, Inc.	326	4,163
Restoration Hardware Holdings, Inc.	745	28,302
Shoe Carnival, Inc.	385	9,074
Signet Jewelers Ltd.	160	17,344
Sportman's Warehouse Holdings, Inc.	873	11,323
Stage Stores, Inc.	222	1,865
Staples, Inc.	3,927	37,110
Stein Mart, Inc.	404	2,994
Tailored Brands, Inc.	867	13,386
Tiffany & Company	87	5,653
Tile Shop Holdings, Inc.	3,156	39,829
Tractor Supply Company	488	41,270
TravelCenters of America, LLC	385	3,323
Ulta Salon Cosmetics & Fragrance, Inc.	266	43,940
Williams-Sonoma, Inc.	41	2,136
		1,062,239
Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc.	89	3,466
Columbia Sportswear Company	684	40,712
Crocs, Inc.	5,081	49,743
G-III Apparel Group Ltd.	229	12,080
Hanesbrands, Inc.	1,597	45,499
Kate Spade & Company	3,322	65,842
NIKE, Inc. - Class B	743	45,761
PVH Corporation	469	37,121
Sequential Brands Group, Inc.	356	2,481
Skechers U.S.A., Inc. - Class A	507	16,690
Under Armour, Inc. - Class A	561	46,950
Unifi, Inc.	1,575	35,296

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Consumer Discretionary - 19.0% (Continued)
Textiles, Apparel & Luxury Goods - 1.4% (Continued)
VF Corporation	649	$42,256
		443,897
Consumer Staples - 20.1%
Beverages - 2.5%
Brown-Forman Corporation - Class B	195	19,202
Coca-Cola Bottling Company Consolidated	1,677	293,005
Coca-Cola Company (The)	3,006	129,649
Coca-Cola Enterprises, Inc.	618	29,979
Constellation Brands, Inc. - Class A	969	137,046
Molson Coors Brewing Company - Class B	1,723	146,920
Monster Beverage Corporation	309	38,779
		794,580
Food & Staples Retailing - 6.4%
Anderson's, Inc. (The)	9,055	243,127
Casey's General Stores, Inc.	2,466	260,336
Chefs' Warehouse, Inc. (The)	6,283	118,560
Costco Wholesale Corporation	875	131,276
Ingles Markets, Inc. - Class A	2,946	99,369
Kroger Company (The)	3,454	137,849
Natural Grocers by Vitamin Cottage, Inc.	11,168	224,700
PriceSmart, Inc.	1,081	83,518
Smart & Final Stores, Inc.	2,435	39,569
SpartanNash Company	7,767	213,204
Sysco Corporation	3,541	156,264
United Natural Foods, Inc.	2,832	87,396
Walgreens Boots Alliance, Inc.	1,642	129,619
Weis Markets, Inc.	3,232	134,548
Whole Foods Market, Inc.	638	19,976
		2,079,311
Food Products - 10.0%
Archer-Daniels-Midland Company	2,031	71,004
Bunge Ltd.	1,495	74,331
Calavo Growers, Inc.	6,413	343,480
Campbell Soup Company	562	34,704
ConAgra Foods, Inc.	3,467	145,822
Darling Ingredients, Inc.	9,947	89,622
Dean Foods Company	18,125	349,631
Farmer Brothers Company	5,031	132,617
Flowers Foods, Inc.	8,512	145,811
Fresh Del Monte Produce, Inc.	6,529	261,878
General Mills, Inc.	532	31,308
Hain Celestial Group, Inc. (The)	2,830	104,625
Hershey Company (The)	874	79,438

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Consumer Staples - 20.1% (Continued)
Food Products - 10.0% (Continued)
Ingredion, Inc.	335	$33,909
JM Smucker Company (The)	1,021	130,249
Kellogg Company	2,143	158,625
Kraft Heinz Company (The)	666	51,295
McCormick & Company, Inc.	1,399	130,471
Omega Protein Corporation	751	17,836
Post Holdings, Inc.	1,170	81,268
Seaboard Corporation	12	35,100
Snyder's-Lance, Inc.	7,720	252,521
Tootsie Roll Industries, Inc.	1,078	35,919
TreeHouse Foods, Inc.	3,271	276,138
Tyson Foods, Inc. - Class A	1,274	82,492
WhiteWave Foods Company (The)	3,290	127,389
		3,277,483
Household Products - 0.8%
Colgate-Palmolive Company	138	9,058
Energizer Holdings, Inc.	164	6,386
Kimberly Clark Corporation	1,207	157,272
Spectrum Brands Holdings, Inc.	953	91,269
		263,985
Personal Products - 0.4%
Edgewell Personal Care Company	1,779	136,005

Energy - 7.5%
Energy Equipment & Services - 0.9%
Archrock Partners, L.P.	359	2,456
Archrock, Inc.	403	1,608
Bristow Group, Inc.	982	14,936
Diamond Offshore Drilling, Inc.	310	6,203
Exterran Corporation	199	2,714
Halliburton Company	603	19,465
Matrix Service Company	3,220	59,216
McDermott International, Inc.	10,705	35,326
Patterson-UTI Energy, Inc.	2,690	41,803
Pioneer Energy Services Corporation	2,152	2,948
Rowan Companies plc - Class A	258	3,437
SEACOR Holdings, Inc.	237	11,468
Superior Energy Services, Inc.	2,675	27,499
TETRA Technologies, Inc.	5,325	26,838
Unit Corporation	793	4,250
USA Compression Partners, L.P.	3,189	28,765
		288,932

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Energy - 7.5% (Continued)
Oil, Gas & Consumable Fuels - 6.6%
Alon USA Energy, Inc.	492	$4,851
Anadarko Petroleum Corporation	836	31,726
Apache Corporation	1,215	46,510
Atlas Energy Group, LLC	2	1
Boardwalk Pipeline Partners, L.P.	792	9,837
Bonanza Creek Energy, Inc.	1,050	1,953
Buckeye Partners, L.P.	433	27,868
Cabot Oil & Gas Corporation	2,486	50,043
California Resources Corporation	64	36
Callon Petroleum Company	10,922	69,682
Calumet Specialty Products Partners, L.P.	428	4,156
Carrizo Oil & Gas, Inc.	553	11,890
Cheniere Energy Partners, L.P. Holdings, LLC	1,433	24,031
Cheniere Energy Partners, L.P.	303	8,020
Cheniere Energy, Inc.	444	15,873
Chevron Corporation	377	31,457
Cimarex Energy Company	503	42,267
Clayton Williams Energy, Inc.	140	2,048
Cobalt International Energy, Inc.	7,462	19,849
Columbia Pipeline Partners, L.P.	474	8,385
Concho Resources, Inc.	520	46,925
ConocoPhillips	898	30,379
Continental Resources, Inc.	1,264	29,300
CrossAmerica Partners, L.P.	1,531	32,947
Devon Energy Corporation	1,298	25,545
Diamondback Energy, Inc.	1,025	73,031
Dominion Midstream Partners, L.P.	494	15,008
Dorian LPG Ltd.	505	5,439
Enbridge Energy Partners, L.P.	1,417	23,494
Energen Corporation	1,489	39,429
Energy Transfer Equity, L.P.	1,715	12,005
Energy Transfer Partners, L.P.	560	14,935
EnLink Midstream Partners, L.P.	2,546	23,372
EnLink Midstream, LLC	3,482	29,144
Enterprise Products Partners, L.P.	641	14,980
EOG Resources, Inc.	433	28,032
EQT Corporation	631	35,172
Genesis Energy, L.P.	1,335	34,189
Gulfport Energy Corporation	1,718	41,232
Hess Corporation	723	31,523
Jones Energy, Inc. - Class A	695	1,042
Kinder Morgan, Inc.	630	11,397
Kosmos Energy Ltd.	8,735	42,627

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Energy - 7.5% (Continued)
Oil, Gas & Consumable Fuels - 6.6% (Continued)
Marathon Oil Corporation	2,325	$19,088
Martin Midstream Partners, L.P.	178	2,754
Matador Resources Company	2,878	46,451
Memorial Resource Development Corporation	1,666	16,110
MPLX, L.P.	187	4,851
Murphy Oil Corporation	632	10,858
Newfield Exploration Company	1,842	50,158
NGL Energy Partners, L.P.	1,418	11,472
Noble Energy, Inc.	1,445	42,627
NuStar Energy, L.P.	113	3,958
NuStar GP Holdings, LLC	1,823	31,702
Occidental Petroleum Corporation	686	47,211
ONEOK, Inc.	188	4,512
Par Pacific Holdings, Inc.	3,854	75,924
Parsley Energy, Inc. - Class A	4,329	79,567
PBF Energy, Inc. - Class A	1,511	45,632
PDC Energy, Inc.	1,360	68,150
Phillips 66	57	4,525
Phillips 66 Partners, L.P.	119	7,172
Pioneer Natural Resources Company	353	42,547
QEP Resources, Inc.	3,360	32,794
Range Resources Corporation	1,262	29,947
Rice Energy, Inc.	4,387	40,185
Rice Midstream Partners, L.P.	1,929	25,559
RSP Permian, Inc.	2,056	49,159
SemGroup Corporation - Class A	1,281	24,339
Shell Midstream Partners, L.P.	102	3,626
Southcross Energy Partners, L.P.	652	372
Spectra Energy Corporation	636	18,571
Summit Midstream Partners, L.P.	3,045	38,428
Sunoco Logistics Partners, L.P.	496	12,221
Sunoco, L.P.	896	26,925
Synergy Resources Corporation	8,228	51,425
Tallgrass Energy Partners, L.P.	944	33,059
Targa Resources Corporation	858	23,063
Tesoro Logistics, L.P.	610	25,449
Western Gas Equity Partners, L.P.	667	19,677
Western Gas Partners, L.P.	290	11,371
Western Refining Logistics, L.P.	352	7,677
Whiting Petroleum Corporation	653	2,619
Williams Partners, L.P.	547	10,787
WPX Energy, Inc.	2,310	9,494
		2,163,646

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Financials - 0.0% (a)
Real Estate Investment Trusts (REITs) - 0.0% (a)
Equinix, Inc.	8	$2,430

Health Care - 18.0%
Health Care Equipment & Supplies - 11.3%
ABIOMED, Inc.	903	72,249
Accuray, Inc.	12,610	63,680
Alere, Inc.	2,591	138,100
Align Technology, Inc.	68	4,490
Analogic Corporation	754	56,535
AngioDynamics, Inc.	4,503	48,948
AtriCure, Inc.	5,097	84,457
Baxter International, Inc.	977	38,601
Becton, Dickinson and Company	634	93,483
Boston Scientific Corporation	6,177	104,885
Cantel Medical Corporation	1,162	73,938
Cardiovascular Systems, Inc.	5,131	42,895
Cerus Corporation	1,283	6,287
CONMED Corporation	1,355	53,848
Cooper Companies, Inc. (The)	671	95,926
Cynosure, Inc. - Class A	392	15,943
DENTSPLY SIRONA, Inc.	1,269	77,358
DexCom, Inc.	1,755	114,180
Endologix, Inc.	9,223	79,502
Entellus Medical, Inc.	861	13,785
GenMark Diagnostics, Inc.	1,030	5,099
Glaukos Corporation	3,139	51,668
Greatbatch, Inc.	926	35,003
Haemonetics Corporation	3,792	121,647
Halyard Health, Inc.	913	23,300
HeartWare International, Inc.	1,919	61,331
Hill-Rom Holdings, Inc.	3,517	163,013
Hologic, Inc.	2,913	100,877
ICU Medical, Inc.	256	23,526
IDEXX Laboratories, Inc.	1,513	110,691
Inogen, Inc.	1,714	58,585
Insulet Corporation	3,664	112,265
Integra LifeSciences Holdings Corporation	3,009	184,632
Intuitive Surgical, Inc.	18	10,135
Invacare Corporation	5,933	71,849
K2M Group Holdings, Inc.	5,203	61,604
LDR Holding Corporation	3,645	75,634
Merit Medical Systems, Inc.	4,631	87,109
Neogen Corporation	1,514	74,565

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Health Care - 18.0% (Continued)
Health Care Equipment & Supplies - 11.3% (Continued)
Nevro Corporation	1,234	$71,078
NuVasive, Inc.	1,599	66,838
NxStage Medical, Inc.	5,731	85,392
Orthofix International N.V.	171	6,568
Quidel Corporation	4,522	70,860
ResMed, Inc.	98	5,577
SeaSpine Holdings Corporation	202	2,545
Spectranetics Corporation (The)	6,381	90,483
St. Jude Medical, Inc.	271	14,550
STERIS plc	381	24,506
Stryker Corporation	643	64,223
Teleflex, Inc.	815	116,398
West Pharmaceutical Services, Inc.	3,091	191,704
ZELTIQ Aesthetics, Inc.	3,333	76,759
Zimmer Biomet Holdings, Inc.	873	84,515
		3,683,619
Health Care Providers & Services - 3.1%
Acadia Healthcare Company, Inc.	2,263	125,393
Amedisys, Inc.	2,677	98,353
AmerisourceBergen Corporation	537	46,515
BioScrip, Inc.	23	50
Brookdale Senior Living, Inc.	972	13,968
Capital Senior Living Corporation	1,516	25,893
Cross Country Healthcare, Inc.	2,605	32,328
Envision Healthcare Holdings, Inc.	2,756	60,604
Genesis Healthcare, Inc.	2,793	4,972
Healthways, Inc.	3,639	38,319
Henry Schein, Inc.	232	38,384
HMS Holdings Corporation	7,398	97,432
Laboratory Corporation of America Holdings	646	70,957
LifePoint Health, Inc.	2,215	138,127
Owens & Minor, Inc.	2,607	102,742
PharMerica Corporation	1,956	45,203
Team Health Holdings, Inc.	1,407	62,710
Universal Health Services, Inc. - Class B	63	6,953
		1,008,903
Health Care Technology - 2.1%
Allscripts Healthcare Solutions, Inc.	13,810	172,901
athenahealth, Inc.	1,103	142,364
Cerner Corporation	1,693	86,445
Imprivata, Inc.	961	11,090
IMS Health Holdings, Inc.	3,879	100,001
Medidata Solutions, Inc.	4,091	141,139

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Health Care - 18.0% (Continued)
Health Care Technology - 2.1% (Continued)
Press Ganey Holdings, Inc.	1,803	$47,563
		701,503
Pharmaceuticals - 1.5%
Abbott Laboratories	2,392	92,666
Akorn, Inc.	434	11,540
Allergan plc	365	105,890
Bristol-Myers Squibb Company	122	7,555
Eli Lilly & Company	1,215	87,480
Mallinckrodt plc	1,132	73,614
Merck & Company, Inc.	1,075	53,976
Mylan N.V.	80	3,606
Ocular Therapeutix, Inc.	212	1,668
Zoetis, Inc.	1,359	55,801
		493,796
Industrials - 9.8%
Aerospace & Defense - 1.4%
AAR Corporation	1,190	25,335
Aerojet Rocketdyne Holdings, Inc.	1,768	27,457
AeroVironment, Inc.	1,346	33,489
Astronics Corporation	73	2,322
Astronics Corporation - Class B	5	155
B/E Aerospace, Inc.	224	9,771
Boeing Company (The)	252	29,781
BWX Technologies, Inc.	554	17,673
Cubic Corporation	219	7,696
Curtiss-Wright Corporation	190	13,412
DigitalGlobe, Inc.	1,283	19,296
Engility Holdings, Inc.	92	1,335
Esterline Technologies Corporation	572	32,038
HEICO Corporation	187	10,754
Hexcel Corporation	890	36,784
L-3 Communications Holdings, Inc.	252	29,562
Lockheed Martin Corporation	11	2,374
Moog, Inc. - Class A	568	24,526
Orbital ATK, Inc.	257	21,526
Rockwell Collins, Inc.	185	16,201
Spirit AeroSystems Holdings, Inc. - Class A	685	31,510
TASER International, Inc.	364	7,054
Textron, Inc.	836	28,549
Triumph Group, Inc.	627	19,098
		447,698
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc.	3,284	37,930

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Industrials - 9.8% (Continued)
Air Freight & Logistics - 0.4% (Continued)
Echo Global Logistics, Inc.	1,023	$26,097
FedEx Corporation	220	30,113
Hub Group, Inc. - Class A	551	20,343
United Parcel Service, Inc. - Class B	327	31,572
		146,055
Building Products - 1.5%
A.O. Smith Corporation	438	30,826
Advanced Drainage Systems, Inc.	1,145	22,213
Apogee Enterprises, Inc.	363	14,495
Armstrong World Industries, Inc.	1,235	50,055
Builders FirstSource, Inc.	2,118	16,796
Continental Building Products, Inc.	1,615	27,261
Fortune Brands Home & Security, Inc.	754	37,866
Gibraltar Industries, Inc.	1,527	37,740
Griffon Corporation	847	12,586
Lennox International, Inc.	295	38,117
Masonite International Corporation	756	43,478
NCI Building Systems, Inc.	2,616	28,619
Nortek, Inc.	71	2,927
Owens Corning	1,013	43,478
Quanex Building Products Corporation	1,732	29,825
Simpson Manufacturing Company, Inc.	169	5,736
Trex Company, Inc.	120	5,168
USG Corporation	2,107	44,879
		492,065
Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	1,102	34,603
Brady Corporation - Class A	1,420	37,105
Brink's Company (The)	1,146	33,521
Cintas Corporation	81	6,803
Clean Harbors, Inc.	1,268	54,017
Covanta Holding Corporation	1,544	21,508
Ennis, Inc.	630	12,436
Healthcare Services Group, Inc.	1,773	62,906
HNI Corporation	802	27,116
Interface, Inc.	978	15,550
KAR Auction Services, Inc.	1,315	46,564
Knoll, Inc.	140	2,674
McGrath RentCorp	949	23,345
Mobile Mini, Inc.	1,086	31,212
Multi-Color Corporation	83	4,040
R.R. Donnelley & Sons Company	559	8,486
Republic Services, Inc.	893	40,810

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Industrials - 9.8% (Continued)
Commercial Services & Supplies - 2.0% (Continued)
Rollins, Inc.	1,180	$32,485
Steelcase, Inc. - Class A	1,160	14,488
Stericycle, Inc.	262	29,850
Team, Inc.	310	7,945
Tetra Tech, Inc.	308	8,479
Tyco International plc	957	33,667
US Ecology, Inc.	325	12,025
Viad Corporation	418	11,855
Waste Management, Inc.	672	37,531
		651,021
Construction & Engineering - 0.2%
AECOM	116	3,185
Aegion Corporation	358	6,484
Comfort Systems USA, Inc.	327	9,172
Dycom Industries, Inc.	128	7,292
Granite Construction, Inc.	191	7,917
Jacobs Engineering Group, Inc.	81	3,131
KBR, Inc.	718	9,930
Quanta Services, Inc.	272	5,519
		52,630
Electrical Equipment - 0.7%
Acuity Brands, Inc.	173	36,231
Belden, Inc.	561	30,726
Eaton Corporation plc	330	18,714
Encore Wire Corporation	413	14,926
Franklin Electric Company, Inc.	1,092	32,596
II-VI, Inc.	1,201	26,362
Powell Industries, Inc.	67	1,774
Regal-Beloit Corporation	962	52,506
Sensata Technologies Holding N.V.	308	10,506
Vicor Corporation	806	6,690
		231,031
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	99	8,926
Danaher Corporation	157	14,015
General Electric Company	1,212	35,318
Raven Industries, Inc.	1,447	22,110
		80,369
Machinery - 1.1%
Actuant Corporation - Class A	881	20,624
Alamo Group, Inc.	59	3,061
Albany International Corporation - Class A	856	31,347
Astec Industries, Inc.	797	34,614

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Industrials - 9.8% (Continued)
Machinery - 1.1% (Continued)
Briggs & Stratton Corporation	1,641	$34,904
Caterpillar, Inc.	84	5,687
CIRCOR International, Inc.	410	16,437
CLARCOR, Inc.	167	8,039
Colfax Corporation	163	4,125
Donaldson Company, Inc.	209	5,902
EnPro Industries, Inc.	584	30,298
Gorman-Rupp Company (The)	360	9,094
Harsco Corporation	1,121	4,249
John Bean Technologies Corporation	381	20,041
Joy Global, Inc.	430	5,556
Kennametal, Inc.	681	13,708
Lydall, Inc.	202	5,848
Middleby Corporation (The)	63	5,834
Proto Labs, Inc.	153	9,956
RBC Bearings, Inc.	301	19,172
Rexnord Corporation	429	7,782
SPX Corporation	127	1,497
SPX FLOW, Inc.	127	2,379
Tennant Company	80	3,723
Timken Company (The)	264	7,875
Titan International, Inc.	1,709	8,665
TriMas Corporation	464	7,674
WABCO Holdings, Inc.	58	5,469
Watts Water Technologies, Inc. - Class A	381	19,648
Xylem, Inc.	224	8,380
		361,588
Marine - 0.0% (a)
Matson, Inc.	125	5,011
Scorpio Bulkers, Inc.	118	372
		5,383
Professional Services - 1.0%
Acacia Research Corporation	1,822	5,758
Advisory Board Company (The)	1,051	30,994
CEB, Inc.	268	14,544
Equifax, Inc.	40	4,195
IHS, Inc. - Class A	298	30,989
Insperity, Inc.	26	1,235
Kelly Services, Inc. - Class A	2,111	36,373
Mistras Group, Inc.	1,100	23,606
Navigant Consulting, Inc.	1,018	15,453
Nielsen Holdings plc	448	22,552
On Assignment, Inc.	412	13,600

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Industrials - 9.8% (Continued)
Professional Services - 1.0% (Continued)
Paylocity Holding Corporation	928	$27,488
TransUnion	1,633	43,062
TriNet Group, Inc.	177	2,317
Verisk Analytics, Inc.	104	7,575
WageWorks, Inc.	641	30,877
		310,618
Road & Rail - 0.8%
AMERCO	12	4,114
ArcBest Corporation	174	3,405
Celadon Group, Inc.	722	6,476
Covenant Transportation Group, Inc. - Class A	324	7,180
CSX Corporation	1,187	28,654
Genesee & Wyoming, Inc. - Class A	827	46,908
Heartland Express, Inc.	466	8,574
J.B. Hunt Transport Services, Inc.	429	32,728
Kansas City Southern	404	33,011
Knight Transportation, Inc.	644	15,604
Marten Transport Ltd.	276	4,526
Old Dominion Freight Line, Inc.	172	11,104
P.A.M. Transportation Services, Inc.	37	1,057
Ryder System, Inc.	191	10,834
Saia, Inc.	79	2,074
Swift Transportation Company	413	7,038
Union Pacific Corporation	250	19,715
Werner Enterprises, Inc.	502	13,328
		256,330
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc.	1,223	44,150
BMC Stock Holdings, Inc.	1,564	23,851
DXP Enterprises, Inc.	452	6,143
Fastenal Company	157	7,111
HD Supply Holdings, Inc.	593	16,479
NOW, Inc.	1,209	19,562
Univar, Inc.	422	6,638
		123,934
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corporation	640	39,072
Wesco Aircraft Holdings, Inc.	624	7,981
		47,053
Information Technology - 8.4%
Communications Equipment - 1.8%
ADTRAN, Inc.	1,808	33,828
Arista Networks, Inc.	514	35,230

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Information Technology - 8.4% (Continued)
Communications Equipment - 1.8% (Continued)
ARRIS International plc	370	$8,839
Ciena Corporation	1,644	33,702
CommScope Holding Company, Inc.	734	18,489
EchoStar Corporation - Class A	857	38,308
Finisar Corporation	2,219	32,353
Harmonic, Inc.	2,853	9,558
Harris Corporation	526	41,039
Infinera Corporation	1,902	29,842
Ixia	2,379	27,144
Juniper Networks, Inc.	1,710	42,237
Lumentum Holdings, Inc.	136	3,268
Motorola Solutions, Inc.	798	58,645
NETGEAR, Inc.	829	32,754
Palo Alto Networks, Inc.	313	45,319
Ruckus Wireless, Inc.	2,700	26,136
ShoreTel, Inc.	3,827	28,282
ViaSat, Inc.	579	42,273
Viavi Solutions, Inc.	2,248	14,679
		601,925
Electronic Equipment, Instruments & Components - 2.0%
Amphenol Corporation - Class A	634	33,646
Arrow Electronics, Inc.	714	40,812
Avnet, Inc.	1,085	44,648
Badger Meter, Inc.	462	30,349
Corning, Inc.	2,855	52,246
CTS Corporation	505	7,302
DTS, Inc.	366	8,663
FARO Technologies, Inc.	354	11,346
FEI Company	324	26,322
Flextronics International Ltd.	4,764	51,737
GSI Group, Inc.	1,473	18,958
Ingram Micro, Inc. - Class A	273	9,773
InvenSense, Inc.	2,339	18,268
Itron, Inc.	902	35,936
Jabil Circuit, Inc.	173	3,607
Knowles Corporation	1,343	15,283
Littelfuse, Inc.	145	16,475
Mercury Systems, Inc.	1,770	28,922
National Instruments Corporation	1,253	36,149
Newport Corporation	375	8,539

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Information Technology - 8.4% (Continued)
Electronic Equipment, Instruments & Components - 2.0% (Continued)
OSI Systems, Inc.	274	$16,541
Rofin-Sinar Technologies, Inc.	254	5,674
Trimble Navigation Ltd.	2,187	50,870
TTM Technologies, Inc.	696	4,566
Universal Display Corporation	703	33,589
Vishay Intertechnology, Inc.	265	3,138
Zebra Technologies Corporation - Class A	477	29,469
		642,828
Internet Software & Services - 1.2%
Actua Corporation	1,174	9,545
Akamai Technologies, Inc.	205	11,064
Alphabet, Inc. - Class A	15	10,758
Bazaarvoice, Inc.	737	2,314
Benefitfocus, Inc.	215	6,749
Blucora, Inc.	758	4,662
comScore, Inc.	444	18,271
Cornerstone OnDemand, Inc.	695	20,016
CoStar Group, Inc.	91	16,112
Cvent, Inc.	623	12,167
Demandware, Inc.	420	14,570
EarthLink Holdings Corporation	1,608	9,069
Facebook, Inc. - Class A	192	20,529
Five9, Inc.	224	1,803
GoDaddy, Inc. - Class A	806	25,268
GTT Communications, Inc.	899	13,287
Hortonworks, Inc.	485	5,602
IAC/InterActiveCorporation	52	2,310
Instructure, Inc.	186	2,660
Internap Corporation	957	2,440
Intralinks Holdings, Inc.	1,726	13,411
LinkedIn Corporation - Class A	85	9,961
LivePerson, Inc.	1,222	6,269
Marketo, Inc.	704	11,876
Monster Worldwide, Inc.	2,680	7,986
New Relic, Inc.	481	12,804
PayPal Holdings, Inc.	273	10,412
Q2 Holdings, Inc.	711	14,412
Rackspace Hosting, Inc.	584	12,574
Stamps.com, Inc.	177	20,980
Textura Corporation	523	9,022
Twitter, Inc.	696	12,611
Yahoo!, Inc.	529	16,817

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Information Technology - 8.4% (Continued)
Internet Software & Services - 1.2% (Continued)
Yelp, Inc.	757	$15,322
		383,653
IT Services - 0.5%
Acxiom Corporation	465	9,644
Black Knight Financial Services, Inc. – Class A	60	1,759
Blackhawk Network Holdings, Inc.	353	11,946
Computer Sciences Corporation	462	13,310
CSRA, Inc.	179	4,645
Fidelity National Information Services, Inc.	30	1,747
FleetCor Technologies, Inc.	29	3,703
Gartner, Inc.	205	16,892
Genpact Ltd.	69	1,824
Leidos Holdings, Inc.	128	5,532
Sabre Corporation	581	15,774
ServiceSource International, Inc.	781	3,171
Teradata Corporation	650	16,217
Unisys Corporation	308	3,317
Vantiv, Inc. - Class A	396	20,608
VeriFone Systems, Inc.	818	19,542
WEX, Inc.	67	4,375
Xerox Corporation	1,354	13,012
		167,018
Software - 2.3%
Adobe Systems, Inc.	206	17,541
Autodesk, Inc.	333	17,229
Barracuda Networks, Inc.	819	10,532
Blackbaud, Inc.	381	21,538
Bottomline Technologies (de), Inc.	407	11,481
BroadSoft, Inc.	214	7,894
Callidus Software, Inc.	1,095	15,034
CDK Global, Inc.	87	3,905
Citrix Systems, Inc.	246	17,380
CommVault Systems, Inc.	323	12,103
Ellie Mae, Inc.	330	27,763
EPIQ Systems, Inc.	142	1,943
FireEye, Inc.	945	16,008
Fortinet, Inc.	522	14,825
Gigamon, Inc.	407	11,140
Guidewire Software, Inc.	421	20,726
HubSpot, Inc.	423	17,622
Imperva, Inc.	394	17,285
Infoblox, Inc.	974	15,078
Interactive Intelligence Group, Inc.	527	15,773

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Information Technology - 8.4% (Continued)
Software - 2.3% (Continued)
Intuit, Inc.	182	$17,588
Manhattan Associates, Inc.	55	3,039
Microsoft Corporation	34	1,730
MobileIron, Inc.	345	1,163
NetScout Systems, Inc.	569	11,761
NetSuite, Inc.	216	13,051
Nuance Communications, Inc.	997	19,451
Paycom Software, Inc.	147	4,686
Pegasystems, Inc.	392	9,545
Proofpoint, Inc.	409	19,158
PROS Holdings, Inc.	787	8,649
PTC, Inc.	445	13,755
Qlik Technologies, Inc.	712	16,533
RealPage, Inc.	931	18,667
Red Hat, Inc.	232	15,161
Rubicon Project, Inc. (The)	1,200	19,788
salesforce.com, inc.	251	17,005
ServiceNow, Inc.	237	13,033
Silver Spring Networks, Inc.	836	10,450
Splunk, Inc.	330	14,388
SS&C Technologies Holdings, Inc.	182	10,609
Synchronoss Technologies, Inc.	161	4,510
Synopsys, Inc.	374	16,736
Tableau Software, Inc. - Class A	223	10,180
Take-Two Interactive Software, Inc.	804	28,936
Tyler Technologies, Inc.	81	9,746
Ultimate Software Group, Inc. (The)	112	19,237
Varonis Systems, Inc.	393	7,235
Verint Systems, Inc.	485	17,232
VMware, Inc. - Class A	97	4,898
Workday, Inc. - Class A	242	14,629
Workiva, Inc.	1,103	13,765
Xura, Inc.	517	10,149
Zendesk, Inc.	1,102	20,167
Zynga, Inc. - Class A	9,689	20,444
		749,874
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc.	500	3,825
Cray, Inc.	1,049	44,488
Diebold, Inc.	1,063	26,384
Eastman Kodak Company	203	1,918
Electronics For Imaging, Inc.	799	31,648
Lexmark International, Inc. - Class A	1,057	32,788

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Information Technology - 8.4% (Continued)
Technology Hardware, Storage & Peripherals - 0.6% (Continued)
NCR Corporation	1,236	$28,873
Nimble Storage, Inc.	1,531	11,085
Quantum Corporation	1,824	930
Seagate Technology	161	5,049
Stratasys Ltd.	562	10,594
		197,582
Materials - 8.2%
Chemicals - 3.3%
A. Schulman, Inc.	958	23,653
Air Products and Chemicals, Inc.	512	67,825
Albemarle Corporation	1,432	80,507
Ashland, Inc.	633	60,319
Axalta Coating Systems Ltd.	1,304	33,852
Balchem Corporation	94	5,947
Cabot Corporation	779	34,689
Celanese Corporation - Series A	804	48,513
Chemours Company (The)	48	246
Eastman Chemical Company	613	39,324
Ecolab, Inc.	245	25,125
Ferro Corporation	5,961	59,193
FMC Corporation	1,862	70,086
H.B. Fuller Company	2,252	86,679
Huntsman Corporation	886	9,622
Intrepid Potash, Inc.	4,935	4,886
Koppers Holdings, Inc.	196	3,438
Kraton Performance Polymers, Inc.	3,048	52,334
Kronos Worldwide, Inc.	5,157	32,850
LSB Industries, Inc.	969	5,659
Minerals Technologies, Inc.	967	49,143
Mosaic Company (The)	225	5,996
Olin Corporation	1,397	21,179
Platform Specialty Products Corporation	1,477	10,472
PolyOne Corporation	1,726	46,447
PPG Industries, Inc.	199	19,209
Praxair, Inc.	451	45,907
Scotts Miracle-Gro Company (The) - Class A	96	6,626
Sensient Technologies Corporation	1,473	84,668
Stepan Company	106	5,266
Tredegar Corporation	1,506	20,677
Tronox Ltd. - Class A	866	4,486
		1,064,823
Construction Materials - 0.8%
Eagle Materials, Inc.	1,089	65,797

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Materials - 8.2% (Continued)
Construction Materials - 0.8% (Continued)
GCP Applied Technologies, Inc.	114	$2,021
Headwaters, Inc.	1,274	22,448
Martin Marietta Materials, Inc.	479	68,315
Summit Materials, Inc. - Class A	425	7,761
U.S. Concrete, Inc.	697	37,464
Vulcan Materials Company	765	75,375
		279,181
Containers & Packaging - 0.7%
Ball Corporation	283	18,743
Berry Plastics Group, Inc.	2,622	81,623
Graphic Packaging Holding Company	2,814	34,696
Greif, Inc. - Class A	967	25,635
Myers Industries, Inc.	1,645	19,789
Sealed Air Corporation	245	11,204
Silgan Holdings, Inc.	434	22,234
WestRock Company	645	21,782
		235,706
Metals & Mining - 2.5%
Alcoa, Inc.	5,022	44,846
Allegheny Technologies, Inc.	2,959	39,680
Carpenter Technology Corporation	2,348	69,782
Coeur Mining, Inc.	6,831	26,368
Ferroglobe plc	2,860	22,480
Freeport-McMoRan, Inc.	1,216	9,278
Haynes International, Inc.	511	15,739
Hecla Mining Company	29,201	75,631
Kaiser Aluminum Corporation	731	56,002
Materion Corporation	797	20,786
Newmont Mining Corporation	2,116	54,656
NN, Inc.	914	11,589
Nucor Corporation	661	26,004
Reliance Steel & Aluminum Company	7	426
Royal Gold, Inc.	1,967	91,210
Schnitzer Steel Industries, Inc. - Class A	1,409	20,628
Steel Dynamics, Inc.	4,673	85,002
Stillwater Mining Company	5,285	44,341
SunCoke Energy, Inc.	2,377	11,243
TimkenSteel Corporation	1,531	11,835
Worthington Industries, Inc.	2,777	86,392
		823,918
Paper & Forest Products - 0.9%
Clearwater Paper Corporation	1,062	43,192
Deltic Timber Corporation	1,120	63,414

BARROW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Materials - 8.2% (Continued)
Paper & Forest Products - 0.9% (Continued)
Domtar Corporation	193	$6,792
International Paper Company	954	34,058
KapStone Paper and Packaging Corporation	2,114	21,647
Louisiana-Pacific Corporation	5,693	90,462
P.H. Glatfelter Company	1,455	26,728
Schweitzer-Mauduit International, Inc.	112	3,385
		289,678
Telecommunication Services - 0.0% (a)
Wireless Telecommunication Services - 0.0% (a)
RingCentral, Inc. - Class A	584	10,804

Total Common Stocks (Proceeds $31,480,157)		$29,759,904

WARRANTS - 0.0% (a)	Shares	Value
BioTime, Inc.	1	$1
Magnum Hunter Resources Corporation (b)	97	0
Total Warrants (Proceeds $1)		$1

Total Securities Sold Short - 91.0% (Proceeds $31,480,158)		$29,759,905

(a)	Percentage rounds to less than 0.1%.
(b)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees.  The total value of such securities is $0 at February 29, 2016, representing 0.0% of net assets. (Note 1).

See accompanying notes to Schedules of Investments.

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
February 29, 2016 (Unaudited)

1.	Securities Valuation

Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund (individually, a “Fund” and collectively, the “Funds”) value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business.  The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price.  NASDAQ-listed securities are valued at the NASDAQ Official Closing Price.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Ultimus Managers Trust.  Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.  As a result, the prices of securities used to calculate each Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments and other financial instruments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of February 29, 2016:

Barrow Value Opportunity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$32,632,887	$-	$-	$32,632,887

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Barrow Long/Short Opportunity Fund	Level 1	Level 2		Level 3	Total
Investments in Securities
Common Stocks	$42,574,267	$0	(a)	$-	$42,574,267
Money Market Funds	314,187	-		-	314,187
Total	$42,888,454	$0	(a)	$-	$42,888,454

Other Financial Instruments
Common Stocks – Sold Short	$(29,759,904)	$-		$-	$(29,759,904)
Warrants - Sold Short	(1)	(0)	(a)	-	(1)
Total	$(29,759,905)	$(0)	(a)	$-	$(29,759,905)

(a)	Barrow Long/Short Opportunity Fund holds Level 2 securities and other financial instruments which are valued at $0.

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by industry type.  As of February 29, 2016, the Funds did not have any transfers between Levels.  There were no Level 3 securities or derivative instruments held by the Funds as of February 29, 2016. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 29, 2016:

	Barrow Value Oppurtinity Fund	Barrow Long/Short Opportunity Fund

Tax cost of portfolio investments	$31,930,911	$43,424,202

Gross unrealized appreciation	$3,776,225	$2,700,510
Gross unrealized depreciation	(3,074,249)	(3,236,258)
Net unrealized appreciation (depreciation) on investments	$701,976	$(535,748)

Net unrealized appreciation on securities sold short	$-	$1,402,328

As of February 29, 2016, the proceeds from securities sold short on a tax basis is $31,162,233 for Barrow Long/Short Opportunity Fund.

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4.	Borrowings

Each Fund may borrow for investment purposes, subject to certain limits; these borrowings are referred to as “leverage.” Borrowings under this arrangement bear a variable interest rate.

5.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share.  Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected.  As of February 29, 2016, Barrow Long/Short Opportunity Fund had the following percentages of the value of its net assets invested or sold short in stocks within the following sectors:

Sector	Long Positions	Short Positions	Net Exposure
Consumer Discretionary	25.2%	(19.0%)	6.2%
Consumer Staples	30.2%	(20.1%)	10.1%
Health Care	26.5%	(18.0%)	8.5%

As shown above, although Barrow Long/Short Opportunity Fund has greater than 25% of its net assets invested in long positions in the sectors noted, each sector exposure is mitigated by short positions.  As part of the Fund’s principal investment strategies, the Adviser monitors the Fund’s industry exposure to ensure the Fund’s portfolio is not concentrated in any particular industry.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

CORPORATE BONDS - 91.6%	Coupon	Maturity	Par Value	Value
Consumer Discretionary – 11.5%
Avis Budget Car Rental, LLC	5.500%	04/01/23	$57,000	$54,221
Cinemark USA, Inc.	4.875%	06/01/23	65,000	65,244
Ford Motor Credit Co., LLC	4.250%	09/20/22	150,000	153,012
Penske Auto Group, Inc.	5.375%	12/01/24	60,000	58,500
Regal Entertainment Group	5.750%	02/01/25	61,000	59,399
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	65,000	66,300
Service Corp. International	5.375%	05/15/24	9,000	9,619
Service Corp. International	7.500%	04/01/27	50,000	57,625
Tenneco, Inc.	5.375%	12/15/24	4,000	4,160
Toll Brothers Finance Corp.	5.875%	02/15/22	175,000	183,750
Walt Disney Co. (The)	2.350%	12/01/22	100,000	101,612
				813,442
Consumer Staples - 3.9%
Anheuser-Busch InBev SA/NV	2.625%	01/17/23	100,000	98,885
B&G Foods, Inc.	4.625%	06/01/21	58,000	58,870
Spectrum Brands, Inc.	6.625%	11/15/22	50,000	54,063
Wal-Mart Stores, Inc.	2.550%	04/11/23	65,000	66,662
				278,480
Energy - 9.0%
Apache Corp.	3.250%	04/15/22	109,000	95,160
Bristow Group, Inc.	6.250%	10/15/22	65,000	37,050
Chesapeake Energy Corp.	5.750%	03/15/23	7,000	1,505
Chevron Corp.	2.355%	12/05/22	150,000	144,091
Cloud Peak Energy Resources, LLC	8.500%	12/15/19	12,000	4,860
Cloud Peak Energy Resources, LLC	6.375%	03/15/24	29,000	8,265
Halliburton Co.	3.500%	08/01/23	175,000	163,344
Peabody Energy Corp.	7.875%	11/01/26	50,000	1,000
Sabine Pass Liquefaction, LLC	5.625%	04/15/23	59,000	54,722
Schlumberger Ltd.	3.650%	12/01/23	125,000	126,502
				636,499
Financials – 19.8%
Aircastle Ltd.	5.500%	02/15/22	58,000	58,072
Bank of New York Mellon Corp. (The)	3.000%	02/24/25	100,000	100,368
Branch Banking & Trust Co.	3.625%	09/16/25	150,000	155,092
General Electric Capital Corp.	3.150%	09/07/22	80,000	84,107
International Lease Finance Corp.	5.875%	08/15/22	150,000	160,125
Morgan Stanley	3.700%	10/23/24	175,000	177,599
PNC Financial Services Group, Inc. (The) (a)	2.854%	11/09/22	150,000	149,859
Simon Property Group, L.P.	3.750%	02/01/24	150,000	157,505
U.S. Bancorp	2.950%	07/15/22	175,000	177,360
Wells Fargo & Co.	4.125%	08/15/23	175,000	185,553
				1,405,640

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 91.6% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 7.5%
Bristol-Myers Squibb Co.	3.250%	11/01/23	$175,000	$185,903
DaVita HealthCare Partners, Inc.	5.000%	05/01/25	60,000	60,000
HCA Holdings, Inc.	5.375%	02/01/25	60,000	61,200
HealthSouth Corp.	5.750%	11/01/24	60,000	60,900
PerkinElmer, Inc.	5.000%	11/15/21	150,000	161,438
				529,441
Industrials - 17.5%
General Dynamics Corp.	2.250%	11/15/22	150,000	148,193
Hawaiian Airlines, Inc., Series 2013-1A	3.900%	01/15/26	67,621	65,339
Iron Mountain, Inc.	5.750%	08/15/24	57,000	57,285
L-3 Communications Corp.	3.950%	05/28/24	195,000	183,632
Raytheon Co.	2.500%	12/15/22	150,000	152,181
Stanley Black & Decker, Inc.	2.900%	11/01/22	150,000	149,230
United Airlines, Inc., Class B Pass-Through Certificates, Series 2013-1	5.375%	02/15/23	37,133	37,736
United Airlines, Inc., Class A Pass- Through Certificates, Series 2014-2	3.750%	03/03/28	200,000	201,500
United Rentals North America, Inc.	5.500%	07/15/25	60,000	57,150
US Airways, Inc., Class B Pass-Through Certificates, Series 2012-2	6.750%	12/03/22	34,906	35,910
US Airways, Inc., Class A Pass-Through Certificates, Series 2012-2	4.625%	06/03/25	145,101	150,361
				1,238,517
Information Technology - 5.1%
Equinix, Inc.	5.375%	04/01/23	55,000	59,108
Hewlett-Packard Co.	4.375%	09/15/21	150,000	151,519
Intel Corp.	2.700%	12/15/22	150,000	152,535
				363,162
Materials - 4.3%
Graphic Packaging International, Inc.	4.750%	04/15/21	55,000	56,031
Huntsman International, LLC	4.875%	11/15/20	55,000	52,113
Praxair, Inc.	2.200%	08/15/22	150,000	147,520
Vulcan Materials Co.	7.150%	11/30/37	50,000	53,500
				309,164
Telecommunication Services - 8.9%
AT&T, Inc.	2.625%	12/01/22	140,000	135,703
CCO Holdings, LLC/CCO Holdings Capital Corp.	5.750%	01/15/24	58,000	59,305
CenturyLink, Inc.	5.800%	03/15/22	5,000	4,875
Comcast Corp.	3.600%	03/01/24	80,000	84,845
Frontier Communications Corp.	9.000%	08/15/31	55,000	45,100
Lamar Media Corp.	5.000%	05/01/23	52,000	52,780
Mediacom, LLC/Mediacom Capital Corp.	5.500%	04/15/21	17,000	16,469

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 91.6% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services - 8.9% (Continued)
Mediacom, LLC/Mediacom Capital Corp.	7.250%	02/15/22	$43,000	$43,484
Qwest Corp.	6.750%	12/01/21	150,000	160,125
Verizon Communications, Inc.	5.150%	09/15/23	25,000	28,347
				631,033
Utilities - 4.1%
AES Corp. (The)	5.500%	03/15/24	43,000	39,775
AES Corp. (The)	5.500%	04/15/25	30,000	27,150
Amerigas Finance, LLC	7.000%	05/20/22	55,000	56,718
Calpine Corp.	5.750%	01/15/25	65,000	58,744
GenOn Americas Generation, LLC	8.500%	10/01/21	28,000	15,540
NRG Energy, Inc.	6.625%	03/15/23	46,000	39,100
Suburban Propane Partners, L.P.	5.500%	06/01/24	60,000	51,600
				288,627

Total Investments at Value - 91.6% (Cost $6,692,719)				$6,494,005

Other Assets in Excess of Liabilities 8.4%				597,062

Net Assets - 100.0%				$7,091,067

(a)	Step coupon security. The rate shown is the effective interest rate as of February 29, 2016.

See accompanying notes to Schedule of Investments.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

1.	Securities Valuation

Fixed income securities of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Cincinnati Asset Management, Inc. (the Fund’s adviser), under the general supervision of the Board. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Corporate bonds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors. The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2016:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$6,494,005	$-	$6,494,005

Refer to the Fund’s Schedule of Investments for a listing of the securities by sector type. As of February 29, 2016, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 29, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Security Transactions

Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 29, 2016:

Tax cost of portfolio investments	$6,692,719
Gross unrealized appreciation	$83,509
Gross unrealized depreciation	(282,223)
Net unrealized depreciation on investments	$(198,714)

GALAPAGOS PARTNERS SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

COMMON STOCKS — 88.9%	Shares	Value
Consumer Discretionary — 6.8%
Automobiles — 2.5%
Thor Industries, Inc.	1,461	$80,910

Household Durables — 4.3%
LGI Homes, Inc. (a)	2,894	68,704
ZAGG, Inc. (a)	6,663	69,428
		138,132
Consumer Staples — 12.3%
Food & Staples Retailing — 2.5%
Wal-Mart Stores, Inc.	1,176	78,016

Food Products — 7.8%
Cal-Maine Foods, Inc.	1,701	90,799
John B. Sanfilippo & Son, Inc.	1,081	75,238
Tyson Foods, Inc. - Class A	1,288	83,398
		249,435
Tobacco — 2.0%
Altria Group, Inc.	1,057	65,079

Energy — 12.0%
Energy Equipment & Services — 0.1%
SAExploration Holdings, Inc. (a)	4,006	4,767

Oil, Gas & Consumable Fuels — 11.9%
Energy Transfer Equity, L.P.	26,981	188,867
Enterprise Products Partners, L.P.	8,185	191,283
		380,150
Financials — 16.5%
Banks — 2.1%
Great Western Bancorp, Inc.	2,744	67,530

Capital Markets — 1.9%
Ameriprise Financial, Inc.	725	60,864

GALAPAGOS PARTNERS SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 88.9% (Continued)	Shares	Value
Financials — 16.5% (Continued)
Diversified Financial Services — 2.1%
Voya Financial, Inc.	2,229	$65,443

Insurance —8.4%
AmTrust Financial Services, Inc.	2,414	59,022
Heritage Insurance Holdings, Inc.	3,568	69,647
Lincoln National Corporation	1,619	59,142
United Fire Group, Inc.	2,039	82,212
		270,023
Thrifts & Mortgage Finance — 2.0%
Essent Group Ltd. (a)	3,273	63,005

Health Care — 15.0%
Biotechnology — 4.0%
Gilead Sciences, Inc.	747	65,176
United Therapeutics Corporation (a)	517	63,043
		128,219
Health Care Providers & Services — 6.5%
Cigna Corporation	537	74,971
McKesson Corporation	393	61,159
MEDNAX, Inc. (a)	1,045	70,057
		206,187
Life Sciences Tools & Services — 2.3%
ICON plc (a)	1,024	72,868

Pharmaceuticals — 2.2%
Taro Pharmaceutical Industries Ltd. (a)	494	71,576

Industrials — 10.0%
Aerospace & Defense — 4.8%
Boeing Company (The)	717	84,735
Spirit AeroSystems Holdings, Inc. - Class A (a)	1,487	68,402
		153,137
Airlines — 2.3%
Delta Air Lines, Inc.	1,515	73,084

GALAPAGOS PARTNERS SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 88.9% (Continued)	Shares	Value
Industrials — 10.0% (Continued)
Marine — 0.5%
Pangaea Logistics Solutions Ltd. (a)	6,700	$14,807

Trading Companies & Distributors — 2.4%
Kaman Corporation	1,790	78,653

Information Technology — 13.9%
Communications Equipment — 2.1%
F5 Networks, Inc. (a)	699	67,223

Electronic Equipment, Instruments & Components — 5.3%
II-VI, Inc. (a)	4,409	96,778
Orbotech Ltd. (a)	3,200	72,480
		169,258
IT Services — 2.4%
CGI Group, Inc. - Class A (a)	1,838	76,828

Semiconductor & Semiconductor Equipment — 2.0%
Tessera Technologies, Inc.	2,152	63,441

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	699	67,586

Utilities — 2.4%
Gas Utilities — 2.4%
Star Gas Partners, L.P.	9,831	78,156

Total Common Stocks (Cost $3,052,744)		$2,844,377

EXCHANGE-TRADED FUNDS — 3.1%	Shares	Value
Energy — 3.1%
Alerian MLP ETF (Cost $120,777)	9,915	$100,340

GALAPAGOS PARTNERS SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 9.9%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio -
Institutional Shares, 0.23% (b) (Cost $316,370)	316,370	$316,370

Total Investments at Value — 101.9% (Cost $3,489,891)		$3,261,087

Liabilities in Excess of Other Assets — (1.9%)		(61,500)

Net Assets — 100.0%		$3,199,587

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 29, 2016.

See accompanying notes to Schedule of Investments.

GALAPAGOS PARTNERS SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

1.	Securities Valuation

Galapagos Partners Select Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with the procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Common Stocks	$2,844,377	$-	$-	$2,844,377
Exchange-Traded Funds	100,340	-	-	100,340
Money Market Funds	316,370	-	-	316,370
Total	$3,261,087	$-	$-	$3,261,087

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of February 29, 2016, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 29, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

GALAPAGOS PARTNERS SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 29, 2016:

Tax cost of portfolio investments	$3,533,846

Gross unrealized appreciation	$114,528
Gross unrealized depreciation	(387,287)

Net unrealized depreciation	$(272,759)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Consumer Discretionary - 16.6%
Auto Components - 7.7%
Goodyear Tire & Rubber Company (The)	956,915	$28,822,280
Johnson Controls, Inc.	1,027,654	37,468,265
Tenneco, Inc. (a)	215,018	9,787,619
		76,078,164
Internet & Catalog Retail - 4.2%
Liberty Interactive Corporation QVC Group - Series A (a)	1,639,279	41,604,901

Media - 4.7%
Comcast Corporation - Class A	796,972	46,009,193

Energy - 10.1%
Energy Equipment & Services - 2.8%
National Oilwell Varco, Inc.	958,748	28,062,554

Oil, Gas & Consumable Fuels - 7.3%
EOG Resources, Inc.	525,795	34,039,968
Suncor Energy, Inc.	1,537,900	37,647,792
		71,687,760
Financials - 14.6%
Capital Markets - 3.5%
Ameriprise Financial, Inc.	404,424	33,951,395

Insurance - 11.1%
Aflac, Inc.	736,607	43,842,849
AmTrust Financial Services, Inc.	590,072	14,427,260
Assurant, Inc.	248,900	17,696,790
Willis Towers Watson plc	298,243	33,796,897
		109,763,796
Health Care - 9.7%
Health Care Providers & Services - 9.7%
Aetna, Inc.	468,122	50,852,093
Anthem, Inc.	344,112	44,971,997
		95,824,090
Industrials - 16.3%
Aerospace & Defense - 5.2%
Raytheon Company	417,592	51,718,769

Construction & Engineering - 1.3%
AECOM (a)	480,180	13,185,743

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Industrials - 16.3% (Continued)
Electrical Equipment - 4.2%
Eaton Corporation plc	729,170	$41,351,231

Road & Rail - 2.4%
Avis Budget Group, Inc. (a)	374,644	9,605,872
Hertz Global Holdings, Inc. (a)	1,592,608	13,537,168
		23,143,040
Trading Companies & Distributors - 3.2%
AerCap Holdings N.V. (a)	746,828	26,684,164
MRC Global, Inc. (a)	371,390	4,438,111
		31,122,275
Information Technology - 28.2%
Communications Equipment - 1.3%
ARRIS International plc (a)	525,036	12,543,110

Electronic Equipment, Instruments & Components - 8.4%
Corning, Inc.	2,264,481	41,440,002
TE Connectivity Ltd.	716,439	40,779,708
		82,219,710
IT Services - 3.5%
Western Union Company (The)	1,890,711	34,524,383

Semiconductors & Semiconductor Equipment - 6.1%
Broadcom Ltd.	451,646	60,507,015

Software - 4.0%
Symantec Corporation	2,062,052	39,818,224

Technology Hardware, Storage & Peripherals - 4.9%
Lexmark International, Inc. - Class A	222,138	6,890,721
NCR Corporation (a)	607,957	14,201,875
Western Digital Corporation	629,109	27,385,115
		48,477,711
Materials - 4.3%
Chemicals - 3.4%
Celanese Corporation - Series A	545,385	32,908,531

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Materials - 4.3% (Continued)
Containers & Packaging - 0.9%
Owens-Illinois, Inc. (a)	593,667	$8,881,258

Total Common Stocks (Cost $1,036,960,341)		$983,382,853

MONEY MARKET FUNDS - 0.2%	Shares	Value
Fidelity Institutional Money Market Portfolio - Class I, 0.35% (b) (Cost $2,352,469)	2,352,469	$2,352,469

Total Investments at Value - 100.0% (Cost $1,039,312,810)		$985,735,322

Liabilities in Excess of Other Assets – (0.0%) (c)		(221,757)

Net Assets - 100.0%		$985,513,565

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 29, 2016.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Consumer Discretionary - 16.5%
Auto Components - 7.4%
Goodyear Tire & Rubber Company (The) (a)	1,257	$37,861
Johnson Controls, Inc. (a)	1,207	44,007
Tenneco, Inc. (b)	277	12,609
		94,477
Internet & Catalog Retail - 4.2%
Liberty Interactive Corporation QVC Group - Series A (a) (b)	2,095	53,171

Media - 4.9%
Comcast Corporation - Class A (a)	1,084	62,579

Energy - 7.9%
Energy Equipment & Services - 1.9%
National Oilwell Varco, Inc. (a)	832	24,353

Oil, Gas & Consumable Fuels - 6.0%
EOG Resources, Inc. (a)	564	36,513
Suncor Energy, Inc. (a)	1,598	39,119
		75,632
Financials - 14.1%
Capital Markets - 3.3%
Ameriprise Financial, Inc. (a)	492	41,304

Insurance - 10.8%
Aflac, Inc. (a)	964	57,377
AmTrust Financial Services, Inc. (a)	751	18,362
Assurant, Inc. (a)	344	24,458
Willis Towers Watson plc (a)	333	37,736
		137,933
Health Care - 11.0%
Health Care Providers & Services - 11.0%
Aetna, Inc. (a)	687	74,629
Anthem, Inc. (a)	496	64,822
		139,451
Industrials - 16.6%
Aerospace & Defense - 6.0%
Raytheon Company (a)	613	75,920

Construction & Engineering - 1.2%
AECOM (a) (b)	559	15,350

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.0% (Continued)	Shares	Value
Industrials - 16.6% (Continued)
Electrical Equipment - 3.6%
Eaton Corporation plc (a)	816	$46,275

Road & Rail - 2.4%
Avis Budget Group, Inc. (a) (b)	517	13,256
Hertz Global Holdings, Inc. (a) (b)	2,113	17,960
		31,216
Trading Companies & Distributors - 3.4%
AerCap Holdings N.V. (a) (b)	1,028	36,731
MRC Global, Inc. (a) (b)	497	5,939
		42,670
Information Technology - 29.4%
Communications Equipment - 1.3%
ARRIS International plc (b)	686	16,389

Electronic Equipment, Instruments & Components - 8.3%
Corning, Inc. (a)	2,800	51,240
TE Connectivity Ltd. (a)	949	54,017
		105,257
IT Services - 3.7%
Western Union Company (The) (a)	2,600	47,476

Semiconductors & Semiconductor Equipment - 7.8%
Broadcom Ltd. (a)	738	98,870

Software - 3.9%
Symantec Corporation (a)	2,550	49,240

Technology Hardware, Storage & Peripherals - 4.4%
Lexmark International, Inc. - Class A (a)	303	9,399
NCR Corporation (b)	818	19,109
Western Digital Corporation (a)	631	27,467
		55,975
Materials - 4.5%
Chemicals - 3.6%
Celanese Corporation - Series A (a)	756	45,617

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.0% (Continued)	Shares	Value
Materials - 4.5% (Continued)
Containers & Packaging - 0.9%
Owens-Illinois, Inc. (a) (b)	803	$12,013

Total Common Stocks (Cost $1,480,483)		$1,271,168

MONEY MARKET FUNDS – 0.1%	Shares	Value
Invesco Liquid Assets Portfolio (The) - Institutional Shares, 0.42%(c) (Cost $1,686)	1,686	$1,686

Total Investments at Value – 100.1% (Cost $1,482,169)		$1,272,854

Liabilities in Excess of Other Assets (0.1%)		(840)

Net Assets - 100.0%		$1,272,014

(a)	All or a portion of the shares have been committed as collateral for open short positions (Note 4).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of February 29, 2016.

See accompanying notes to Schedules of Investments.

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF SECURITIES SOLD SHORT
February 29, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS - 51.7%	Shares	Value
Consumer Discretionary Select Sector SPDR® Fund (The)	1,145	$85,234
Energy Select Sector SPDR® Fund (The)	875	49,577
Financial Select Sector SPDR® Fund (The)	6,042	127,426
Health Care Select Sector SPDR® Fund (The)	1,006	66,597
Industrial Select Sector SPDR® Fund (The)	3,212	167,409
Materials Select Sector SPDR® Fund (The)	532	22,238
Technology Select Sector SPDR® Fund (The)	3,406	139,544
Total Securities Sold Short – 51.7% (Proceeds $707,106)		$658,025

See accompanying notes to Schedules of Investments.

LYRICAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
February 29, 2016 (Unaudited)

1.	Securities Valuation

Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund (individually, a “Fund” and collectively, the “Funds”) value their portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of each Fund’s investments and securities sold short. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments and other financial insturments sold short as of February 29, 2016:

Lyrical U.S. Value Equity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$983,382,853	$-	$-	$983,382,853
Money Market Funds	2,352,469	-	-	2,352,469
Total	$985,735,322	$-	$-	$985,735,322

LYRICAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Lyrical U.S. Hedged Value Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,271,168	$-	$-	$1,271,168
Money Market Funds	1,686	-	-	1,686
Total	$1,272,854	$-	$-	$1,272,854

Other Financial Instruments
Exchange-Traded Funds – Sold Short	$(658,025)	$-	$-	$(658,025)

Refer to the Funds’ Schedules of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by industry type. As of February 29, 2016, the Funds did not have any transfers between Levels. In addition, the Funds did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 29, 2016. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 29, 2016:

	Lyrical U.S. Value Equity Fund	Lyrical U.S. Hedged Value Fund

Tax cost of portfolio investments	$1,046,385,507	$1,482,169

Gross unrealized appreciation	$62,978,235	$91,951
Gross unrealized depreciation	(123,628,420)	(301,266)
Net unrealized depreciation on investments	$(60,650,185)	$(209,315)

Net unrealized appreciation on securities sold short	$-	$46,114

As of February 29, 2016, the proceeds from securities sold short on a tax basis is $704,139 for Lyrical U.S. Hedged Value Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to losses deferred on wash sales.

LYRICAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Certain Investments and Risks

The securities in which the Funds invest, as well as the risks associated with these securities, are described in each Fund’s prospectus. Among these risks are those associated with concentration of investments within a particular business sector and, in the case of Lyrical U.S. Hedged Value Fund, short positions in exchange-traded funds (“ETFs”).

Sector Risk – If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 29, 2016, Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund had 28.2% and 29.4%, respectively, of the value of its net assets invested in stocks within the Information Technology sector.

Short Positions in Exchange-Traded Funds – Lyrical U.S. Hedged Value Fund may sell securities short. To the extent the Fund invests the proceeds received from selling securities short, the Fund is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund’s net asset value greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Lyrical Asset Management LP (the Fund’s adviser) to accurately anticipate the future value of a security. The Fund may take short positions in shares of ETFs, which are subject to additional risks including premium or discount risk (when the market value of an ETF’s shares trade at a premium or discount to the ETF’s net asset value) and index-tracking risk. As of February 29, 2016, Lyrical U.S. Hedged Value Fund held short positions in ETFs representing 51.7% of the value of its net assets.

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

U.S. TREASURY OBLIGATIONS - 31.1%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 25.1%
U.S. Treasury Notes	0.750%	10/31/17	$7,835,000	$7,830,103
U.S. Treasury Notes	1.000%	11/30/19	250,000	249,160
U.S. Treasury Notes	1.375%	08/31/20	165,000	166,302
U.S. Treasury Notes	1.375%	09/30/20	170,000	171,195
U.S. Treasury Notes	1.375%	10/31/20	6,580,000	6,624,724
U.S. Treasury Notes	2.250%	04/30/21	160,000	167,556
U.S. Treasury Notes	2.000%	10/31/21	55,000	56,828
U.S. Treasury Notes	1.875%	11/30/21	25,000	25,660
U.S. Treasury Notes	2.000%	11/30/22	400,000	412,625
U.S. Treasury Notes	2.000%	02/15/23	40,000	41,288
U.S. Treasury Notes	1.750%	05/15/23	170,000	172,504
U.S. Treasury Notes	2.000%	02/15/25	430,000	439,961
U.S. Treasury Notes	2.125%	05/15/25	125,000	129,150
U.S. Treasury Notes	2.000%	08/15/25	225,000	229,983
U.S. Treasury Notes	2.250%	11/15/25	965,000	1,007,973
				17,725,012
U.S. Treasury Bonds - 6.0%
U.S. Treasury Bonds	4.500%	02/15/36	1,670,000	2,297,619
U.S. Treasury Bonds	3.000%	05/15/45	295,000	318,323
U.S. Treasury Bonds	3.000%	11/15/45	1,490,000	1,609,725
				4,225,667

Total U.S. Treasury Obligations (Cost $21,556,596)				$21,950,679

MORTGAGE-BACKED SECURITIES - 30.3%	Coupon	Maturity	Par Value	Value
Commercial - 18.0%
Commercial Mortgage Trust, Series 2014-KYO, Class D, 144A (a)	2.429%	06/11/27	$305,000	$290,754
Commercial Mortgage Trust, Series 2014-KYO, Class E, 144A (a)	2.779%	06/11/27	1,045,000	995,020
Commercial Mortgage Trust, Series 2012-CR4, Class D, 144A (a)	4.573%	10/15/45	20,000	18,013
Commercial Mortgage Trust, Series 2013-LC6, Class AM	3.282%	01/10/46	49,000	49,939
Commercial Mortgage Trust, Series 2014-UBS2, Class AM	4.199%	03/10/47	800,000	845,931

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 30.3% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 18.0% (Continued)
Connecticut Avenue Securities, Series 2016-C01, Class 1M1, 144A (a)	2.377%	08/25/28	$670,000	$669,132
Credit Suisse Mortgage Trust, Series 2013-IVR3, Class A1, 144A	2.500%	05/25/43	496,355	487,940
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class C (a)	4.361%	08/15/48	180,000	164,094
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class D (a)	3.361%	08/15/48	808,687	538,611
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C (a)	4.301%	04/15/50	275,000	254,282
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class D (a)	4.212%	06/15/57	260,000	179,679
FREMF Mortgage Trust, Series 2015-K50, Class B	3.908%	08/25/25	1,000,000	827,735
FREMF Mortgage Trust, Series 2015-K721, Class B, 144A	3.680%	11/25/47	360,000	313,507
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2010-C2, Class D, 144A (a)	5.558%	11/15/43	25,000	24,916
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-C13, Class C (a)	4.054%	01/15/46	410,000	392,800
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-C13, Class D, 144A (a)	4.054%	01/15/46	735,000	628,602
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-C17, Class C (a)	4.887%	01/15/47	390,000	385,965
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-C19, Class C (a)	4.675%	04/15/47	240,000	223,072
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-LC9, Class C, 144A (a)	4.420%	12/15/47	360,000	350,817
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-LC9, Class E, 144A (a)	4.420%	12/15/47	711,000	625,952
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-C28, Class C (a)	4.240%	10/15/48	195,000	169,448

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 30.3% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 18.0% (Continued)
Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 144A (a)	5.311%	06/15/44	$250,000	$254,425
Starwood Retail Property Trust, Series 2014-STAR, Class C, 144A (a)	2.927%	11/15/27	45,000	43,302
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E, 144A (a)	5.888%	01/10/45	1,000,000	1,026,611
Wells Fargo Home Equity Trust, Series 2005-4, Class M1 (a)	0.896%	12/25/35	730,000	695,337
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D, 144A (a)	5.602%	02/15/44	1,000,000	988,042
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class D, 144A (a)	4.454%	12/15/45	625,000	574,955
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class D, 144A (a)	3.908%	09/15/57	1,000,000	698,298
				12,717,179
Federal Home Loan Mortgage Corporation - 4.1%
Federal Home Loan Mortgage Corporation, Pool #J19087	3.000%	05/01/27	419,245	439,270
Federal Home Loan Mortgage Corporation, Pool #G18481	3.000%	09/01/28	306,907	321,571
Federal Home Loan Mortgage Corporation, Pool #A93093	4.500%	07/01/40	140,919	155,288
Federal Home Loan Mortgage Corporation, Pool #A94472	4.000%	10/01/40	227,847	243,589
Federal Home Loan Mortgage Corporation, Pool #Q19470	3.000%	06/01/43	239,849	245,789
Federal Home Loan Mortgage Corporation, Pool #Q20576	3.000%	08/01/43	439,782	450,656
Federal Home Loan Mortgage Corporation, Pool #G08572	3.500%	02/01/44	186,910	195,641
Federal Home Loan Mortgage Corporation, Pool #G08677	4.000%	11/01/45	799,037	852,849
				2,904,653
Federal National Mortgage Association - 7.9%
Federal National Mortgage Association, Series 2015-M7, Class AB2	2.502%	12/25/24	80,000	81,244
Federal National Mortgage Association, Pool #AJ7494	3.000%	12/01/26	292,333	306,348

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 30.3% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 7.9% (Continued)
Federal National Mortgage Association, Pool #AB5490	3.000%	06/01/27	$105,318	$110,140
Federal National Mortgage Association, Pool #AO7976	3.000%	06/01/27	107,391	112,310
Federal National Mortgage Association, Pool #AL3773	3.000%	06/01/28	115,720	121,019
Federal National Mortgage Association, Pool #AB5379	3.500%	06/01/42	1,787,209	1,878,417
Federal National Mortgage Association, Pool #AB6670	3.000%	10/01/42	220,955	227,800
Federal National Mortgage Association, Pool #AB9345	3.000%	05/01/43	461,531	474,053
Federal National Mortgage Association, Pool #AB9350	3.000%	05/01/43	197,964	203,386
Federal National Mortgage Association, Pool #AB9558	3.000%	06/01/43	454,868	467,165
Federal National Mortgage Association, Pool #AE0443	6.500%	06/01/43	33,128	37,997
Federal National Mortgage Association, Pool #AT5860	3.500%	06/01/43	829,510	870,904
Federal National Mortgage Association, Pool #AL4010	3.500%	07/01/43	198,764	210,560
Federal National Mortgage Association, Pool #AL5625	3.500%	03/01/44	122,508	129,591
Federal National Mortgage Association, Pool #AL5538	4.000%	07/01/44	93,544	101,107
Federal National Mortgage Association, Pool #AS5165	3.000%	06/01/45	228,713	235,208
				5,567,249
Government National Mortgage Association - 0.3%
Government National Mortgage Association, Pool #5175	4.500%	09/20/41	131,754	143,607
Government National Mortgage Association, Series 2014-14, Class BL	2.750%	04/16/46	36,752	37,569

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 30.3% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association - 0.3% (Continued)
Government National Mortgage Association, Series 2014-75, Class AC	2.546%	06/16/53	$32,636	$33,251
				214,427

Total Mortgage-Backed Securities (Cost $21,919,914)				$21,403,508

ASSET-BACKED SECURITIES - 14.1%	Coupon	Maturity	Par Value	Value
American Credit Acceptance Receivable Trust, Series 2014-4, 144A	4.250%	10/12/20	$1,000,000	$997,717
American Credit Acceptance Receivable Trust, Series 2016-1A, 144A	5.550%	06/13/22	520,000	523,396
AmeriCredit Automobile Receivables Trust, Series 2013-5	2.860%	12/09/19	280,000	282,684
AmeriCredit Automobile Receivables Trust, Series 2014-1	2.540%	06/08/20	75,000	74,465
AmeriCredit Automobile Receivables Trust, Series 2014-2	2.570%	07/08/20	230,000	227,499
AmeriCredit Automobile Receivables Trust, Series 2014-3	3.130%	10/08/20	250,000	253,419
AmeriCredit Automobile Receivables Trust, Series 2014-4	3.070%	11/09/20	240,000	241,126
AmeriCredit Automobile Receivables Trust, Series 2015-2	3.000%	06/08/21	570,000	564,823
AmeriCredit Automobile Receivables Trust, Series 2016-1	3.590%	06/08/21	275,000	276,093
Avis Budget Rental Car Funding (AESOP), LLC, Series 2012-3A, 144A	3.040%	03/20/19	50,000	49,833
Capital Auto Receivables Asset Trust, Series 2014-2	2.410%	05/20/19	90,000	90,765
Capital Auto Receivables Asset Trust, Series 2014-1	3.390%	07/22/19	330,000	336,791
Capital Auto Receivables Asset Trust, Series 2014-2	2.810%	08/20/19	75,000	75,787
Capital Auto Receivables Asset Trust, Series 2014-3	3.140%	02/20/20	300,000	301,476
Cronos Containers Program Ltd., Series 2013-1A, 144A	3.080%	04/18/28	28,667	27,574

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 14.1% (Continued)	Coupon	Maturity	Par Value	Value
Exeter Automobile Receivables Trust, Series 2014-1A, 144A	3.570%	07/15/19	$60,000	$59,986
Exeter Automobile Receivables Trust, Series 2014-2A, 144A	3.260%	12/16/19	40,000	39,432
MVW Owner Trust, Series 2013-1A, 144A	2.740%	04/22/30	17,716	17,633
Santander Drive Auto Receivables Trust, Series 2014-2	2.760%	02/18/20	160,000	160,032
Santander Drive Auto Receivables Trust, Series 2014-3	2.650%	08/17/20	240,000	239,062
Santander Drive Auto Receivables Trust, Series 2014-4	3.100%	11/16/20	1,540,000	1,544,642
Santander Drive Auto Receivables Trust, Series 2014-5	3.210%	01/15/21	40,000	40,237
Santander Drive Auto Receivables Trust, Series 2015-1	3.240%	04/15/21	150,000	151,016
Santander Drive Auto Receivables Trust, Series 2015-2	3.020%	04/15/21	135,000	133,005
Santander Drive Auto Receivables Trust, Series 2015-3	3.490%	05/17/21	1,280,000	1,274,382
Santander Drive Auto Receivables Trust, Series 2015-4	3.530%	08/16/21	460,000	455,940
Santander Drive Auto Receivables Trust, Series 2016-1	4.020%	04/15/22	600,000	598,334
Sierra Receivables Funding Company, LLC, Series 2013-3A, 144A	2.700%	10/20/30	286,003	286,520
Sierra Receivables Funding Company, LLC, Series 2014-2A, 144A	2.400%	06/20/31	126,322	126,062
Structured Agency Credit Risk Debt Notes, Series 15-DN1 (a)	2.836%	01/25/25	400,000	404,844
Structured Agency Credit Risk Debt Notes, Series 15-DNA1 (a)	2.286%	10/25/27	115,000	112,281
Total Asset-Backed Securities (Cost $9,974,739)				$9,966,856

CORPORATE BONDS - 19.6%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 3.4%
AmerisourceBergen Corporation	3.400%	05/15/24	$35,000	$35,102
AmerisourceBergen Corporation	4.250%	03/01/45	205,000	191,706
Annheuser-Busch InBev SA/NV	3.650%	02/01/26	65,000	67,094
Coach, Inc.	4.250%	04/01/25	95,000	92,950

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 19.6% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 3.4% (Continued)
Comcast Corporation	3.600%	03/01/24	$510,000	$540,320
DIRECTV Holdings, LLC	4.600%	02/15/21	315,000	339,660
Home Depot, Inc.	4.250%	04/01/46	360,000	376,216
Kimberly-Clark Corporation	2.750%	02/15/26	360,000	363,569
McDonald's Corporation	4.875%	12/09/45	340,000	358,862
Newell Rubbermaid, Inc.	3.900%	11/01/25	15,000	13,900
Penske Truck Leasing Company, L.P., 144A	3.300%	04/01/21	30,000	29,885
				2,409,264
Energy - 0.6%
Ensco plc	5.200%	03/15/25	35,000	17,850
Ensco plc	5.750%	10/01/44	310,000	146,010
Exxon Mobil Corporation	4.114%	03/01/46	75,000	75,000
Noble Holding International Ltd.	5.950%	04/01/25	15,000	7,578
Noble Holding International Ltd.	6.950%	04/01/45	240,000	110,400
ONEOK Partners, L.P.	3.375%	10/01/22	15,000	11,849
Rowan Companies, Inc.	4.750%	01/15/24	30,000	16,524
Total Capital Canada Ltd.	1.550%	06/28/17	40,000	39,991
				425,202
Financials - 8.1%
Bank of America Corporation	1.650%	03/26/18	245,000	243,995
Bank of America Corporation	7.625%	06/01/19	175,000	201,651
Bank of America Corporation	5.875%	01/05/21	135,000	152,336
Bear Stearns Companies, LLC	7.250%	02/01/18	320,000	350,699
BNP Paribas	2.400%	12/12/18	230,000	231,458
Citigroup, Inc.	2.050%	12/07/18	105,000	104,364
Citigroup, Inc.	3.300%	04/27/25	185,000	183,657
Ford Motor Credit Company, LLC	5.875%	08/02/21	230,000	253,709
General Electric Capital Corporation	6.750%	03/15/32	280,000	373,216
Goldman Sachs Group, Inc.	6.250%	09/01/17	325,000	344,732
Goldman Sachs Group, Inc.	2.625%	01/31/19	300,000	302,645
Goldman Sachs Group, Inc.	2.750%	09/15/20	190,000	189,578
Goldman Sachs Group, Inc.	3.750%	02/25/26	225,000	226,806
Hospitality Properties Trust	4.500%	03/15/25	110,000	103,854
Huntington Bancshares, Inc.	2.600%	08/02/18	115,000	115,933
JPMorgan Chase & Company	2.250%	01/23/20	1,045,000	1,041,908
JPMorgan Chase & Company	4.950%	06/01/45	230,000	231,995
Morgan Stanley	5.550%	04/27/17	285,000	297,333
Stifel Financial Corporation	3.500%	12/01/20	340,000	337,602
SunTrust Banks, Inc.	2.350%	11/01/18	15,000	15,037

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 19.6% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 8.1% (Continued)
Wells Fargo & Company	4.300%	07/22/27	$370,000	$383,953
				5,686,461
Health Care - 2.9%
AbbVie, Inc.	4.700%	05/14/45	245,000	244,813
Actavis Funding SCS	3.450%	03/15/22	25,000	25,496
Actavis Funding SCS	4.750%	03/15/45	405,000	414,192
Actavis, Inc.	1.875%	10/01/17	30,000	30,024
Amgen, Inc.	2.200%	05/22/19	125,000	126,598
Biogen, Inc.	4.050%	09/15/25	385,000	400,632
Celgene Corporation	3.875%	08/15/25	10,000	10,308
Celgene Corporation	5.000%	08/15/45	185,000	189,328
Gilead Sciences, Inc.	3.250%	09/01/22	15,000	15,543
Gilead Sciences, Inc.	3.650%	03/01/26	45,000	47,108
Johnson & Johnson	3.700%	03/01/46	85,000	85,152
McKesson Corporation	2.284%	03/15/19	15,000	15,053
Medtronic, Inc.	2.500%	03/15/20	30,000	30,775
Medtronic, Inc.	3.500%	03/15/25	135,000	141,746
Medtronic, Inc.	4.625%	03/15/45	120,000	127,729
Mylan, Inc.	1.800%	06/24/16	10,000	10,002
Mylan, Inc.	2.550%	03/28/19	70,000	68,938
Welltower, Inc.	2.250%	03/15/18	25,000	24,934
				2,008,371
Industrials - 0.9%
Glencore Funding, LLC, 144A	2.500%	01/15/19	64,000	56,480
Lockheed Martin Corporation	3.800%	03/01/45	355,000	331,375
Roper Technologies, Inc.	3.850%	12/15/25	270,000	274,618
				662,473
Information Technology - 0.7%
Microsoft Corporation	3.500%	02/12/35	355,000	341,636
Motorola Solutions, Inc.	3.750%	05/15/22	120,000	111,230
QUALCOMM, Inc.	3.000%	05/20/22	10,000	10,137
QUALCOMM, Inc.	4.650%	05/20/35	20,000	18,583
				481,586
Materials - 0.8%
Agrium, Inc.	3.375%	03/15/25	105,000	96,509
Ecolab, Inc.	1.450%	12/08/17	125,000	124,373
LyondellBasell Industries N.V.	5.000%	04/15/19	65,000	68,578
Southern Copper Corporation	3.875%	04/23/25	290,000	258,375
				547,835

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 19.6% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services - 1.4%
AT&T, Inc.	3.400%	05/15/25	$25,000	$24,558
AT&T, Inc.	4.500%	05/15/35	385,000	353,402
Comcast Corporation	4.250%	01/15/33	100,000	102,406
Verizon Communications, Inc.	2.500%	09/15/16	103,000	103,795
Verizon Communications, Inc.	6.350%	04/01/19	10,000	11,279
Verizon Communications, Inc.	4.500%	09/15/20	15,000	16,311
Verizon Communications, Inc.	4.150%	03/15/24	25,000	26,620
Verizon Communications, Inc.	6.550%	09/15/43	295,000	359,685
				998,056
Utilities - 0.8%
Buckeye Partners, L.P.	2.650%	11/15/18	125,000	115,430
Duke Energy Carolinas, LLC	5.300%	02/15/40	105,000	124,244
Electricite de France S.A., 144A	3.625%	10/13/25	20,000	20,240
Oglethorpe Power Corporation	6.100%	03/15/19	60,000	66,732
Pacific Gas & Electric Company	2.950%	03/01/26	155,000	156,081
PacifiCorp	4.100%	02/01/42	105,000	106,776
				589,503

Total Corporate Bonds (Cost $13,936,994)				$13,808,751

INTERNATIONAL BONDS - 0.2%	Coupon	Maturity	Par Value	Value
United Mexican States (Cost $124,713)	4.000%	10/02/23	$120,000	$123,420

EXCHANGE-TRADED FUNDS - 2.8%	Shares	Value
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $1,943,255)	16,870	$1,940,219

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.9%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.23% (b) (Cost $1,354,047)	1,354,047	$1,354,047

Total Investments at Value - 100.0% (Cost $70,810,258)		$70,547,480

Other Assets in Excess of Liabilities 0.0% (c)		20,891

Net Assets - 100.0%		$70,568,371

144A -
This is a restricted security that was sold in a transaction exempt under Rule 144A of the Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.  The total value of such securities is $10,225,044 at February 29, 2016, representing 14.5% of net assets.

(a)	Variable rate security. The rate shown is the effective interest rate as of February 29, 2016.
(b)	The rate shown is the 7-day effective yield as of February 29, 2016.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

U.S. TREASURY OBLIGATIONS - 1.3%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 0.8%
U.S. Treasury Notes	1.625%	02/15/26	$400,000	$395,812

U.S. Treasury Bonds - 0.5%
U.S. Treasury Bonds	3.000%	11/15/45	220,000	237,678

Total U.S. Treasury Obligations (Cost $628,668)				$633,490

MUNICIPAL BONDS - 3.2%	Coupon	Maturity	Par Value	Value
Bay Area, CA, Toll Authority Toll Bridge, Revenue,	6.263%	04/01/49	$500,000	$698,525
California State, Build America Bonds, General Obligation,	7.550%	04/01/39	500,000	742,160
Chicago, IL, Transit Authority Sales & Transfer Tax Receipts, Pension Funding, Series A, Revenue	6.899%	12/01/40	95,000	112,429
Chicago, IL, Transit Authority Sales & Transfer Tax Receipts, Pension Funding, Series B, Revenue	6.899%	12/01/40	50,000	59,262
Total Municipal Bonds (Cost $1,563,199)				$1,612,376

CORPORATE BONDS - 88.4%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 9.1%
21st Century Fox America, Inc.	4.950%	10/15/45	$980,000	$954,976
Annheuser-Busch InBev SA/NV	4.900%	02/01/46	655,000	701,894
Hasbro, Inc.	6.350%	03/15/40	300,000	330,401
Home Depot, Inc.	4.250%	04/01/46	540,000	564,324
Kimberly-Clark Corporation	2.750%	02/15/26	150,000	151,487
Macy’s Retail Holdings, Inc.	6.650%	07/15/24	50,000	54,806
McDonald's Corporation	4.875%	12/09/45	110,000	116,102
Time Warner, Inc.	7.700%	05/01/32	190,000	227,973
Time Warner, Inc.	6.750%	06/15/39	200,000	201,591
Time Warner, Inc.	4.850%	07/15/45	1,000,000	932,303
Viacom, Inc.	5.250%	04/01/44	400,000	314,080
				4,549,937

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 88.4% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Staples - 1.5%
CVS Health Corporation	5.125%	07/20/45	$115,000	$129,020
PepsiCo, Inc.	4.450%	04/14/46	455,000	487,879
Wal-Mart Stores, Inc.	4.300%	04/22/44	105,000	110,907
				727,806
Energy - 7.2%
Energy Transfer Partners, L.P.	6.500%	02/01/42	600,000	484,923
EnLink Midstream Partners, L.P.	5.050%	04/01/45	200,000	119,109
Enterprise Products Operating, L.P.	5.100%	02/15/45	500,000	444,182
Kinder Morgan Energy Partners, L.P.	6.500%	09/01/39	550,000	466,729
Marathon Petroleum Corporation	5.850%	12/15/45	425,000	308,767
Noble Holding International Ltd.	6.950%	04/01/45	400,000	184,000
Petroleos Mexicanos	5.500%	06/27/44	380,000	291,954
Rio Tinto Finance USA Ltd.	3.750%	06/15/25	490,000	468,003
Rowan Companies, Inc.	5.850%	01/15/44	490,000	247,988
Shell International Finance B.V.	4.375%	05/11/45	115,000	106,652
Statoil ASA	3.950%	05/15/43	65,000	56,603
Williams Partners, L.P.	4.000%	09/15/25	575,000	438,186
				3,617,096
Financials - 22.4%
Alleghany Corporation	4.900%	09/15/44	490,000	478,258
Citigroup, Inc.	4.450%	09/29/27	1,000,000	983,821
GE Capital International Funding Company, 144A	4.418%	11/15/35	1,460,000	1,524,596
Goldman Sachs Group, Inc.	4.750%	10/21/45	930,000	946,036
Hospitality Properties Trust	4.650%	03/15/24	630,000	604,156
Host Hotels & Resorts, L.P.	4.000%	06/15/25	500,000	482,273
HSBC Bank USA	5.875%	11/01/34	500,000	548,893
Jefferies Group, LLC	6.500%	01/20/43	495,000	425,105
JPMorgan Chase & Company	4.950%	06/01/45	700,000	706,072
Lincoln National Corporation	7.000%	06/15/40	480,000	562,080
MetLife, Inc.	4.875%	11/13/43	500,000	512,231
Protective Life Corporation	8.450%	10/15/39	400,000	530,238
Santander Issuances S.A.	5.179%	11/19/25	400,000	371,990
Societe Generale, 144A	4.750%	11/24/25	310,000	294,046
Teachers Insurance & Annuity Association of America, 144A	4.900%	09/15/44	675,000	686,237
Visa, Inc.	4.150%	12/14/35	115,000	122,063
Wells Fargo & Company	4.300%	07/22/27	1,250,000	1,297,140
Wells Fargo & Company	3.900%	05/01/45	105,000	101,523
				11,176,758

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 88.4% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 11.7%
AbbVie, Inc.	4.700%	05/14/45	$540,000	$539,589
Baxalta, Inc., 144A	4.000%	06/23/25	500,000	493,314
Biogen, Inc.	5.200%	09/15/45	500,000	512,163
Gilead Sciences, Inc.	4.750%	03/01/46	475,000	500,864
Johnson & Johnson	3.550%	03/01/36	545,000	545,744
Koninklijke Philips N.V.	5.000%	03/15/42	300,000	295,547
Laboratory Corporation of America Holdings	4.700%	02/01/45	540,000	509,181
Medtronic, Inc.	4.625%	03/15/45	500,000	532,205
Merck & Company, Inc.	3.700%	02/10/45	95,000	90,656
Novartis Capital Corporation	4.000%	11/20/45	1,000,000	1,026,601
UnitedHealth Group, Inc.	4.750%	07/15/45	750,000	820,119
				5,865,983
Industrials - 8.2%
Burlington North Santa Fe Corporation	4.700%	09/01/45	500,000	529,858
Ford Motor Company	4.750%	01/15/43	555,000	509,517
Harris Corporation	6.150%	12/15/40	460,000	529,867
Ingersoll-Rand Luxembourg Finance S.A.	4.650%	11/01/44	400,000	393,165
Mosaic Company	5.625%	11/15/43	500,000	465,412
Norfolk Southern Corporation	4.650%	01/15/46	500,000	495,141
Siemens Financieringsmaatschappij N.V.	4.400%	05/27/45	350,000	370,329
United Technologies Corporation	4.500%	06/01/42	760,000	783,945
				4,077,234
Information Technology - 7.2%
Analog Devices, Inc.	5.300%	12/15/45	470,000	493,880
Apple, Inc.	4.500%	02/23/36	150,000	156,522
Apple, Inc.	3.450%	02/09/45	1,000,000	869,851
Cisco Systems, Inc.	2.950%	02/28/26	110,000	111,569
Cisco Systems, Inc.	5.500%	01/15/40	110,000	131,552
HP Enterprise Company, 144A	6.350%	10/15/45	250,000	213,196
Intel Corporation	4.900%	07/29/45	170,000	184,402
KLA-Tencor Corporation	5.650%	11/01/34	400,000	384,213
Lam Research Corporation	3.800%	03/15/25	275,000	267,607
Oracle Corporation	6.500%	04/15/38	600,000	769,955
				3,582,747
Materials - 2.8%
BHP Billiton Finance USA Ltd.	5.000%	09/30/43	480,000	467,470
Burlington Resources Finance Company	7.200%	08/15/31	525,000	558,209
Southern Copper Corporation	5.875%	04/23/45	500,000	395,329
				1,421,008

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 88.4% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services - 8.9%
AT&T, Inc.	4.500%	05/15/35	$1,500,000	$1,376,892
Comcast Corporation	4.250%	01/15/33	850,000	870,452
Motorola Solutions, Inc.	5.500%	09/01/44	250,000	188,025
Verizon Communications, Inc.	5.050%	03/15/34	1,980,000	1,991,011
				4,426,380
Utilities - 9.4%
Buckeye Partners, L.P.	5.600%	10/15/44	350,000	263,806
Consolidated Edison Company	4.500%	12/01/45	500,000	531,345
Duke Energy Progress, Inc.	4.375%	03/30/44	700,000	737,994
Électricité de France S.A., 144A	4.950%	10/13/45	750,000	751,418
Exelon Generation Company, LLC	5.600%	06/15/42	500,000	452,672
Pacific Gas & Electric Company	6.050%	03/01/34	500,000	613,516
PacifiCorp	6.250%	10/15/37	100,000	128,770
PacifiCorp	6.350%	07/15/38	500,000	652,651
Virginia Electric & Power Company	6.350%	11/30/37	425,000	553,979
				4,686,151

Total Corporate Bonds (Cost $44,657,059)				$44,131,100

INTERNATIONAL BONDS - 4.1%	Coupon	Maturity	Par Value	Value
Republic of Colombia	5.000%	06/15/45	$375,000	$314,062
Republic of Peru	6.550%	03/14/37	250,000	300,625
Republic of Turkey	4.250%	04/14/26	500,000	473,884
United Mexican States	4.750%	03/08/44	1,000,000	940,000
Total International Bonds (Cost $2,023,941)				$2,028,571

RYAN LABS LONG CREDIT FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.1%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.23% (a) (Cost $1,038,790)	1,038,790	$1,038,790

Total Investments at Value - 99.1% (Cost $49,911,657)		$49,444,327

Other Assets in Excess of Liabilities 0.9%		452,998

Net Assets - 100.0%		$49,897,325

144A -
This is a restricted security that was sold in a transaction exempt under Rule 144A of the Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.  The total value of such securities is $3,962,807 at February 29, 2016, representing 7.9% of net assets.

(a)	The rate shown is the 7-day effective yield as of February 29, 2016.

See accompanying notes to Schedules of Investments.

RYAN LABS FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
February 29, 2016 (Unaudited)

1. Securities Valuation

Fixed income securities of Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Ryan Labs, Inc. (the Funds’ adviser), under the general supervision of the Board. Exchange-traded funds (“ETFs”) are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. ETFs are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. Securities for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision of the Board.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values for the fixed income securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of February 29, 2016 by security type:

Ryan Labs Core Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$21,950,679	$-	$21,950,679
Mortgage-Backed Securities	-	21,403,508	-	21,403,508
Asset-Backed Securities	-	9,966,856	-	9,966,856
Corporate Bonds	-	13,808,751	-	13,808,751
International Bonds	-	123,420	-	123,420
Exchange-Traded Funds	1,940,219	-	-	1,940,219
Money Market Funds	1,354,047	-	-	1,354,047
Total	$3,294,266	$67,253,214	$-	$70,547,480

RYAN LABS FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Ryan Labs Long Credit Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$633,490	$-	$633,490
Municipal Bonds	-	1,612,376	-	1,612,376
Corporate Bonds	-	44,131,100	-	44,131,100
International Bonds	-	2,028,571	-	2,028,571
Money Market Funds	1,038,790	-	-	1,038,790
Total	$1,038,790	$48,405,537	$-	$49,444,327

As of February 29, 2016, the Funds did not have any transfers between Levels. In addition, the Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 29, 2016. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of February 29, 2016:

	Ryan Labs Core	Ryan Labs Long
	Bond Fund	Credit Fund
Tax cost of portfolio investments	$70,820,979	$49,911,657
Gross unrealized appreciation	$796,045	$714,263
Gross unrealized depreciation	(1,069,544)	(1,181,593)
Net unrealized depreciation on investments	$(273,499)	$(467,330)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Ryan Labs Core Bond Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF INVESTMENTS
February 29, 2016 (Unaudited)

EXCHANGE-TRADED FUNDS - 86.1%	Shares	Value

Emerging Markets Debt - 11.7%
iShares® J.P. Morgan USD Emerging Markets Bond ETF	3,796	$407,614
Market Vectors Emerging Markets High Yield Bond ETF	30,053	661,166
PowerShares Emerging Markets Sovereign Debt Portfolio	28,077	772,398
		1,841,178
Real Estate Investment Trusts (REIT) - 2.5%
Vanguard REIT ETF	5,200	398,892

U.S. Fixed Income - 71.9%
iShares® iBoxx $ High Yield Corporate Bond ETF	4,410	353,153
iShares® iBoxx $ Investment Grade Corporate Bond ETF	7,840	901,678
iShares® TIPS Bond ETF	25,126	2,833,208
PowerShares Senior Loan Portfolio	108,111	2,391,415
SPDR® Barclays High Yield Bond ETF	22,823	762,745
SPDR® Barclays Short Term High Yield Bond ETF	56,269	1,424,168
Vanguard Short-Term Corporate Bond ETF	31,707	2,511,829
Vanguard Short-Term Inflation-Protected Securities ETF *	3,234	157,011
		11,335,207

Total Exchange-Traded Funds (Cost $14,063,800)		$13,575,277

MONEY MARKET FUNDS - 11.3%	Shares	Value

Fidelity Institutional Money Market Government Portfolio -
Class I, 0.21%(a)	1,454,965	$1,454,965
Invesco Short-Term Investments Trust - Treasury Portfolio -
Institutional Shares, 0.23%(a)	334,715	334,715
Total Money Market Funds (Cost $1,789,680)		$1,789,680

Total Investments at Value - 97.4% (Cost $15,853,480)		$15,364,957

Other Assets in Excess of Liabilities - 2.6%		407,512

Net Assets - 100.0%		$15,772,469

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of February 29, 2016.

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS
February 29, 2016 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation

Commodity Futures
COMEX miNY Gold Future	3/29/2016	9	$558,450	$30,735

Index Futures
E-Mini Dow CBOT DJIA Future	3/18/2016	3	247,785	6,604
E-Mini Nasdaq 100 Future	3/18/2016	1	84,040	48
E-Mini S&P 500® Future	3/18/2016	6	579,075	2,513
Total Index Futures			910,900	9,165

Treasury Futures
5-Year U.S. Treasury Note Future	6/30/2016	14	1,694,105	1,334
U.S. Treasury Long Bond Future	6/21/2016	6	987,375	740
Total Treasury Futures			2,681,480	2,074

Total Futures Contracts			$4,150,830	$41,974

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
February 29, 2016 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)

Commodity Futures
E-Mini Crude Oil Future	3/18/2016	9	$151,988	$(6,569)

Treasury Futures
10-Year U.S. Treasury Note Future	3/21/2016	6	785,813	1,522

Total Futures Contracts Sold Short			$937,801	$(5,047)

See accompanying notes to Schedules of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS
February 29, 2016 (Unaudited)

1.	Securities and Futures Valuation

Wavelength Interest Rate Neutral Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by the Adviser until the close of regular trading to determine if fair valuation is required.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of February 29, 2016:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$13,575,277	$-	$-	$13,575,277
Money Market Funds	1,789,680	-	-	1,789,680
Total	$15,364,957	$-	$-	$15,364,957

WAVELENGTH INTEREST RATE NEUTRAL FUND
 NOTES TO SCHEDULES OF INVESTMENTS (Continued)

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts	$41,974	$-	$-	$41,974
Futures Contracts Sold Short	(5,047)	-	-	(5,047)
Total	$36,927	$-	$-	$36,927

As of February 29, 2016, the Fund did not have any transfers between Levels. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 29, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2.	Security transactions

Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal income tax

The following information is computed on a tax basis for each item as of February 29, 2016:

Cost of portfolio investments	$16,160,982

Gross unrealized appreciation	$11,807
Gross unrealized depreciation	(807,832)

Net unrealized depreciation	$(796,025)

The difference between the federal income tax cost of portfolio investments and Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These book/tax differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and the tax treatment of realized and unrealized gains and losses on futures contracts.

4.	Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in exchange-traded funds (“ETFs”). ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than net asset value (“NAV”) for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears its pro-rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of February 29, 2016, the Fund had 86.1% of the value of its net assets invested in ETFs.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5.	Derivatives Risk

Investing in derivatives, including futures contracts, involves the risk of sustaining large and sudden losses. The Fund’s use of derivatives may reduce its returns and/or increase its volatility, and fluctuations in the value of a derivative may not correlate perfectly with the overall securities markets.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Assistant Secretary

Date	April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nitin N. Kumbhani
Nitin N. Kumbhani, Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund

Date	April 29, 2016

By (Signature and Title)*		/s/ William S. Sloneker
William S. Sloneker, Principal Executive Officer of Cincinnati Asset Management Funds: Broadmarket Strategic Income Fund

Date	April 29, 2016

By (Signature and Title)*		/s/ Andrew B. Wellington
Andrew B. Wellington, Principal Executive Officer of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund

Date	April 29, 2016

By (Signature and Title)*		/s/ Nicholas Chermayeff
Nicholas Chermayeff, Principal Executive Officer of Barrow Value Opportunity Fund and Barrow Cap Long/Short Opportunity Fund

Date	April 29, 2016

By (Signature and Title)*		/s/ Andrew G. Dassori
Andrew G. Dassori, Principal Executive Officer of Wavelength Interest Rate Neutral Fund

Date	April 29, 2016

By (Signature and Title)*		/s/ Stephen P. Lack
Stephen P. Lack, Principal Executive Officer of Galapagos Partners Select Equity Fund

Date	April 29, 2016

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Accounting Officer

Date	April 29, 2016

* Print the name and title of each signing officer under his or her signature.